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OMB Number: 3235-0570 Expires: August 31, 2010 Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

February 28, 2011

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778
WWW.CALTRUST.COM
EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

About Your Fund’s Expenses (Unaudited) February 28, 2011

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees if any; and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A and Class B. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 967	$3.56	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.66	0.73%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 987	$3.35	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.41	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.63	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 980	$3.63	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$ 978	$6.08	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
A Shares
Based on Actual Fund Return	$1,000	$ 979	$4.86	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%
B Shares
Based on Actual Fund Return	$1,000	$ 977	$7.30	1.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.46	1.49%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.93	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.59%
K Shares
Based on Actual Fund Return	$1,000	$ 997	$5.40	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.46	1.09%

About Your Fund’s Expenses (Unaudited) February 28, 2011 – (Continued)

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Net Annual Expense Ratio
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.63	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.11	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.16	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,275	$2.03	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,272	$4.84	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,344	$3.37	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.91	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,341	$6.27	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,361	$4.33	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,358	$7.25	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,272	$4.96	0.88%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.41	0.88%
K Shares
Based on Actual Fund Return	$1,000	$1,269	$7.76	1.38%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.90	1.38%
A Shares
Based on Actual Fund Return	$1,000	$1,270	$6.36	1.13%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.66	1.13%
B Shares
Based on Actual Fund Return	$1,000	$1,268	$9.17	1.63%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$8.15	1.63%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,214	$5.49	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,212	$8.23	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,332	$2.83	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,328	$5.71	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%

*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2011

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	$4,052,999	4.1%
2	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	4,010,159	4.1%
3	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	4,004,946	4.1%
4	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,191,760	3.3%
5	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,181,800	3.3%
6	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,174,890	3.2%
7	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,118,221	3.2%
8	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,071,580	3.1%
9	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,510	3.1%
10	KERN HIGH SCHOOL DISTRICT	Series General Obligation Refunding Bonds; 2004 Series A	2,926,472	3.0%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Bonds; Series 2001 A	$722,086	5.8%
2	MONTEREY, COUNTY OF	Certificates of Participation	612,126	5.0%
3	EASTERN MUNICIPAL WATER DISTRICT	Water and Sewer Revenue; Series 2010 A	557,865	4.5%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	556,700	4.5%
5	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	540,365	4.4%
6	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	539,800	4.4%
7	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	533,785	4.3%
8	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	533,655	4.3%
9	SAN BERNARDINO, COUNTY OF	Certificates of Participation; Series 2002 A	530,355	4.3%
10	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2002 Series A	530,025	4.3%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION	Sales Tax Revenue Bonds; 2008 Series B	$2,800,000	4.8%
2	CALIFORNIA MUNICIPAL FINANCE AUTHORITY	Refunding Revenue Bonds; Chevron USA Inc, Series 2005	2,600,000	4.5%
3	LOS ANGELES DEPARTMENT OF WATER & POWER	Power System; Subseries A-7	2,600,000	4.5%
4	SOUTH PLACER WASTEWATER AUTHORITY	Refunding Wastewater Revenue Bonds; 2008 Series A	2,500,000	4.3%
5	LOS ANGELES DEPARTMENT OF WATER & POWER	Water System; Subseries B-2	2,300,000	3.9%
6	CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY	Catholic Healthcare West Loan Program; 2005 Series H	2,200,000	3.8%
7	CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY	Refunding Revenue Bonds; Exxon Mobil, Series 2000	2,200,000	3.8%
8	METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA	Water Revenue Bonds, 2000 Authorization; Series B-3	2,200,000	3.8%
9	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	3.8%
10	SANTA CLARA COUNTY FINANCING AUTHORITY	Multiple Facilities Project	2,195,000	3.8%

Top Holdings and Sector Breakdowns (Unaudited) - (Continued)	February 28, 2011

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	3/31/2011	$7,228,410	18.3%
2	United States Treasury Note	6/30/2017	3,970,624	10.1%
3	United States Treasury Note	11/15/2018	3,905,235	9.9%
4	United States Treasury Bond	5/15/2016	3,752,109	9.5%
5	United States Treasury Note	2/15/2015	3,604,478	9.1%
6	United States Treasury Note	8/31/2011	3,475,307	8.8%
7	United States Treasury Bond	5/15/2038	2,315,454	5.9%
8	Government National Mortgage Association	4/15/2036	1,876,951	4.8%
9	Government National Mortgage Association	3/15/2038	1,645,317	4.2%
10	United States Treasury Note	5/15/2014	1,466,357	3.7%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/15/2012	$1,427,344	9.0%
2	United States Treasury Note	11/15/2012	1,419,359	9.0%
3	United States Treasury Note	1/15/2013	1,216,687	7.7%
4	United States Treasury Note	1/15/2012	1,108,293	7.0%
5	Citigroup Funding	10/22/2012	1,020,758	6.5%
6	United States Treasury Note	7/15/2012	1,015,508	6.4%
7	United States Treasury Note	10/15/2012	1,013,828	6.4%
8	United States Treasury Note	9/15/2012	1,013,789	6.4%
9	United States Treasury Note	12/15/2012	1,009,336	6.4%
10	United States Treasury Note	8/15/2012	917,332	5.8%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bills	3/24/2011	$12,399,004	20.0%
2	Straight-A-Funding	3/1/2011	9,999,931	16.2%
3	United States Treasury Bills	5/5/2011	9,697,460	15.7%
4	United States Treasury Bills	3/10/2011	8,399,705	13.6%
5	United States Treasury Bills	3/3/2011	7,799,970	12.6%
6	United States Treasury Bills	4/21/2011	7,198,975	11.6%
7	United States Treasury Bills	3/17/2011	5,199,815	8.4%
8	United States Treasury Bills	4/28/2011	1,199,752	1.9%

Top Holdings and Sector Breakdowns (Unaudited) - (Continued)	February 28, 2011

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Exxon Mobil Corp	$2,999,536	3.3%
2	Apple Inc.	2,056,741	2.3%
3	General Electric Co	1,699,875	1.9%
4	Chevron Corp	1,588,412	1.7%
5	International Business Machines Corp	1,522,966	1.7%
6	Microsoft Corp	1,509,770	1.7%
7	JPMorgan Chase & Co	1,404,107	1.5%
8	Procter & Gamble Co	1,334,894	1.5%
9	Johnson & Johnson	1,293,680	1.4%
10	AT&T Inc	1,278,036	1.4%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Joy Global Inc	$1,264,578	0.9%
2	Cimarex Energy Co	1,230,863	0.9%
3	Edwards Lifesciences	1,221,004	0.8%
4	F5 Networks Inc	1,187,299	0.8%
5	Newfield Exploration	1,183,784	0.8%
6	Vertex Pharmaceuticals Inc	1,141,315	0.8%
7	NetFlix Inc	1,132,138	0.8%
8	BorgWarner Inc	1,072,182	0.7%
9	New York Community Bancorp Inc	984,819	0.7%
10	Chipotle Mexican Grill	936,390	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 6/2/2011	$499,830	1.5%
2	Triumph Group Inc	425,502	1.3%
3	SEACOR Holdings Inc	388,082	1.2%
4	Oil States International Inc	255,783	0.8%
5	Cypress Semiconductor Corp	241,689	0.7%
6	Varian Semiconductor	240,791	0.7%
7	World Fuel Services	199,077	0.6%
8	AMERIGROUP Corp	197,168	0.6%
9	Cooper Cos Inc	196,216	0.6%
10	CARBO Ceramics Inc	186,078	0.6%

Top Holdings and Sector Breakdowns (Unaudited) - (Continued)	February 28, 2011

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$6,071,864	3.6%
2	Caterpillar Inc	4,255,331	2.5%
3	Exxon Mobil Corp	4,014,435	2.4%
4	JPMorgan Chase & Co	3,744,444	2.2%
5	Goldman Sachs Group	3,480,324	2.1%
6	Morgan Stanley	3,278,155	1.9%
7	Apache Corp	3,193,512	1.9%
8	BP PLC	3,016,288	1.8%
9	Baker Hughes Inc	2,845,908	1.7%
10	Pfizer Inc	2,661,969	1.6%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Siemens AG ADR	$1,107,112	8.0%
2	Nestle SA ADR	702,767	5.1%
3	Vodafone Group PLC ADR	664,928	4.8%
4	HSBC Holdings PLC ADR	637,116	4.6%
5	BP PLC ADR	624,100	4.5%
6	Novartis AG ADR	605,296	4.4%
7	Royal Dutch Shell ADR	521,645	3.8%
8	Total SA ADR	506,215	3.7%
9	Telefonica SA ADR	472,917	3.4%
10	Banco Santander ADR	454,583	3.3%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc.	$5,096,113	19.6%
2	Qualcomm Inc	1,473,116	5.7%
3	Google Inc	1,109,641	4.3%
4	Microsoft Corp	978,676	3.8%
5	Oracle Corp	838,555	3.2%
6	Amazon.Com Inc	623,844	2.4%
7	Intel Corp	506,585	1.9%
8	Cisco Systems Inc	463,109	1.8%
9	Comcast Corp	453,943	1.7%
10	Teva Pharmaceutical Industries Ltd ADR	449,848	1.7%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (96.56%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$500,865
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	1,951,740
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,071,580
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,778,089
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	36,766
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,134,756
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,118,221
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,375,525
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,884,600
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,010,159
Variable Purpose	2,000,000	5.000%	3/1/2028	1,997,720
Variable Purpose	3,000,000	5.000%	4/1/2038	2,762,160
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	1,941,860
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,097,161
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,174,890
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	685,000	6.000%	7/1/2012	698,508
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	756,440
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,657,788
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,926,472
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,052,999
LOS ANGELES COUNTY METROPOLITAN TRANSAPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,877,225
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
2005 General Obligation Refunding Bonds; Series A-1	2,000,000	5.000%	7/1/2020	2,134,420
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,006,710
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,215,840
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	955,000	6.125%	7/1/2013	994,633
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,000,510
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,008,660
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,060,000	5.500%	2/1/2014	1,069,084
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,191,760
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	937,220
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	869,340
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,811,960
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,789,799
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,653,898
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,762,760
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,156,000
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,931,895
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,303,611

See accompanying notes to financial statements

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	$2,500,000	0.000%	8/1/2029	$712,275
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,026,220
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,001,530
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,930,125
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	900,000	6.000%	8/1/2011	911,304
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,004,946
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,181,800
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	722,243
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,278,786
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	1,965,780
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,016,271
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,199,191

Total Long-Term Securities (Cost $96,825,628)				95,594,095

VARIABLE RATE DEMAND NOTES* (2.22%)

SACRAMENTO COUNTY CALIFORNIA SANITATION DISTRICT
Refunded Sub Lien-B	2,200,000	0.240%	3/1/2011	2,200,000

Total Variable Rate Demand Notes (Cost $2,200,000)				2,200,000

Total Investments (Cost $99,025,628) (a) (98.78%)				97,794,095
Other Net Assets (1.22%)				1,207,640
Net Assets (100.00%)				$99,001,735

(a)	Aggregate cost for federal income tax purposes is $98,902,187.

At February 28, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,409,181
Unrealized depreciation	(3,517,273)
Net unrealized depreciation	$(1,108,092)

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (85.13%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$504,110
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	540,365
CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	524,430
University of California Research Project	400,000	5.250%	11/1/2014	439,532
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	524,410
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2010 A	550,000	5.250%	7/1/2012	557,865
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	533,655
FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	506,870
JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	510,635
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	252,905
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	507,045
LOS ANGELES UNIFIED SCHOOL DISTRICT
2007 General Obligation Refunding Bonds	235,000	4.500%	1/1/2028	215,194
MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	612,126
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	556,700
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	530,025
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	530,355
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	533,785
Water Revenue Bonds; Series 2001 A	700,000	5.000%	11/1/2015	722,086
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	528,965
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	539,800
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	484,255

Total Long-Term Securities (Cost $10,501,227)				10,655,113

VARIABLE RATE DEMAND NOTES* (13.58%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.180%	3/1/2011	400,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.170%	3/1/2011	500,000
IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	300,000	0.190%	3/1/2011	300,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	500,000	0.160%	3/1/2011	500,000

Total Variable Rate Demand Notes (Cost $1,700,000)				1,700,000

Total Investments (Cost $12,201,227) (a) (98.71%)				12,355,113
Other Net Assets (1.29%)				161,926
Net Assets (100.00%)				$12,517,039

(a)	Aggregate cost for federal income tax purposes is $12,200,952.

At February 28, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$250,462
Unrealized depreciation	(96,301)
Net unrealized appreciation	$154,161

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Tax Free Money Market Fund	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (10.35%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2010-2011 Bonds; Series D	$1,000,000	2.000%	3/1/2011	$1,000,000
RIVERSIDE, COUNTY OF CA
2010-2011; Series B	1,000,000	2.000%	6/30/2011	1,004,839
SANTA BARBARA, COUNTY OF CA
2010-2011; Series A	2,000,000	2.000%	6/30/2011	2,010,697
TURLOCK IRRIGATION DISTRICT
First Priority Subordinated Revenue Notes, Series 2010	2,000,000	0.750%	8/12/2011	2,000,000

Total Tax & Revenue Anticipation Notes (Cost $6,015,536)				6,015,536

VARIABLE RATE DEMAND NOTES* (89.97%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,985,000	0.310%	3/3/2011	1,985,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.180%	3/3/2011	1,400,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Catholic Healthcare West Loan Program; 2005 Series H	2,200,000	0.250%	3/2/2011	2,200,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust Revenue Bonds; 2003 Series B	2,000,000	0.160%	3/1/2011	2,000,000
Refunding Revenue Bonds; Pacific Gas and Electric Company, 2009 Series B	800,000	0.170%	3/1/2011	800,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Revenue Bonds; Chevron USA Inc, Series 2005	2,600,000	0.160%	3/1/2011	2,600,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	2,200,000	0.120%	3/1/2011	2,200,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Revenue Refunding Bonds - Series 2007A	900,000	0.240%	3/2/2011	900,000
Revenue Refunding Bonds - Series 2008B	1,800,000	0.230%	3/2/2011	1,800,000
CALIFORNIA, STATE OF
Series B; Subseries B-1	600,000	0.240%	3/2/2011	600,000
Kindergarten; Series A-6	2,000,000	0.240%	3/3/2011	2,000,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,200,000	0.210%	3/2/2011	1,200,000
CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.230%	3/2/2011	2,000,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	1,100,000	0.240%	3/2/2011	1,100,000
Water and Sewer Revenue; Series 2008 G	1,700,000	0.210%	3/2/2011	1,700,000
IRVINE IMPROVEMENT BOND ACT 1915
Assesment District No 87-8	800,000	0.240%	3/1/2011	800,000
Assesment District No 94-13	600,000	0.240%	3/1/2011	600,000
Assesment District No 94-15	225,000	0.240%	3/1/2011	225,000
Limited Obligation Assesment District No 93-14	655,000	0.190%	3/1/2011	655,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; Subseries A-7	2,600,000	0.230%	3/3/2011	2,600,000
Water System; Subseries B-2	2,300,000	0.180%	3/1/2011	2,300,000
Water System; Subseries B-3	400,000	0.180%	3/3/2011	400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	2,200,000	0.160%	3/1/2011	2,200,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.160%	3/1/2011	500,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.280%	3/2/2011	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.210%	3/2/2011	2,000,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.400%	3/3/2011	1,600,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	2,800,000	0.240%	3/3/2011	2,800,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,195,000	0.230%	3/2/2011	2,195,000
SOUTH PLACER WASTEWATER AUTHORITY
Refunding Wastewater Revenue Bonds; 2008 Series A	2,500,000	0.220%	3/3/2011	2,500,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	0.280%	3/2/2011	2,200,000

See accompanying notes to financial statements

California Tax-Free Money Market Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TRACY, CITY OF
Sycamore: 7/03	$1,600,000	0.310%	3/3/2011	$1,600,000
TUSTIN, CITY OF
Improvement Bond Act 95-2	1,384,000	0.240%	3/1/2011	1,384,000

Total Variable Rate Demand Notes (Cost $52,304,000)				52,304,000

Total Investments (Cost $58,319,536) (a) (100.32%)				58,319,536
Other Net Assets (-0.32%)				(186,132)
Net Assets (100.00%)				$58,133,404

(a)	Aggregate cost for federal income tax purposes is $58,319,536.

*	Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (2.57%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,020,758

Total Corporate Bonds (Cost $1,002,187)				1,020,758

Federal Home Loan Mortgage Corporation (3.27%)
	1,300,000	5.500%	3/15/2011	1,302,705

Total Federal Home Loan Mortgage Corporation (Cost $1,300,435)				1,302,705

Government National Mortgage Association (15.05%)
	33,837	6.000%	4/15/2014	36,874
	52,242	6.000%	4/15/2014	56,931
	15,556	6.000%	4/15/2016	16,961
	43,287	6.500%	4/15/2016	47,376
	74,946	6.000%	5/15/2016	81,720
	7,588	10.000%	9/15/2018	8,751
	22,529	9.000%	10/15/2018	22,832
	469,508	5.000%	7/15/2020	504,474
	226,072	5.500%	1/15/2025	247,553
	382,278	6.000%	1/15/2026	427,244
	1,727,886	5.500%	4/15/2036	1,876,951
	1,546,615	5.000%	3/15/2038	1,645,317
	933,643	6.000%	6/15/2038	1,029,460

Total Government National Mortgage Association (Cost $5,513,228)				6,002,444

United States Treasury Bills (0.25%)	100,000	0.078%^	3/10/2011	99,998

Total United States Treasury Bills (Cost $99,998)				99,998

United States Treasury Bonds (15.22%)
	3,000,000	7.250%	5/15/2016	3,752,109
	2,300,000	4.500%	5/15/2038	2,315,454

Total United States Treasury Bonds (Cost $6,175,624)				6,067,563

United States Treasury Notes (62.45%)
	7,200,000	4.750%	3/31/2011	7,228,410
	3,400,000	4.625%	8/31/2011	3,475,307
	1,200,000	2.750%	10/31/2013	1,255,594
	1,319,000	4.750%	5/15/2014	1,466,357
	3,300,000	4.000%	2/15/2015	3,604,478
	4,000,000	2.500%	6/30/2017	3,970,624
	3,700,000	3.750%	11/15/2018	3,905,235

Total United States Treasury Notes (Cost $24,705,098)				24,906,005

See accompanying notes to financial statements

U.S. Government Securities Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Total Investments (Cost $38,796,570) (a) (98.81%)				$39,399,473
Other Net Assets (1.19%)				473,256
Net Assets (100.00%)				$39,872,729

(a) Aggregate cost for federal income tax purposes is $38,796,570. At February 28, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,222,592
Unrealized depreciation				(619,689)
Net unrealized appreciation				$602,903

^ Zero coupon bond. Interest rate presented is yield to maturity.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (6.41%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,020,758

Total Corporate Bonds (Cost $1,002,187)				1,020,758

Government National Mortgage Association* (2.50%)
	155,766	2.375%	7/1/2011	161,531
	230,261	1.750%	1/1/2012	236,932

Total Government National Mortgage Association (Cost $388,463)				398,463

United States Treasury Bills (3.76%)
	600,000	0.169%^	10/20/2011	599,351

Total United States Treasury Bills (Cost $599,060)				599,351

United States Treasury Notes (86.68%)
	700,000	1.750%	11/15/2011	707,657
	1,100,000	1.125%	1/15/2012	1,108,293
	400,000	1.375%	2/15/2012	404,188
	300,000	1.375%	3/15/2012	303,328
	600,000	1.375%	4/15/2012	607,078
	600,000	1.375%	5/15/2012	607,500
	1,400,000	1.875%	6/15/2012	1,427,344
	1,000,000	1.500%	7/15/2012	1,015,508
	500,000	4.625%	7/31/2012	529,903
	900,000	1.750%	8/15/2012	917,332
	1,000,000	1.375%	9/15/2012	1,013,789
	1,000,000	1.375%	10/15/2012	1,013,828
	1,400,000	1.375%	11/15/2012	1,419,359
	1,000,000	1.125%	12/15/2012	1,009,336
	1,200,000	1.375%	1/15/2013	1,216,687
	500,000	1.125%	6/15/2013	503,553

Total United States Treasury Notes (Cost $13,649,975)				13,804,683

Total Investments (Cost $15,639,685) (a) (99.35%)	15,823,255
Other Net Assets (0.65%)	103,779
Net Assets (100.00%)	$15,927,034

(a)	Aggregate cost for federal income tax purposes is $15,639,685.

At February 28, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$187,302
Unrealized depreciation	(3,732)
Net unrealized appreciation	$183,570

*	Stated maturity reflects next reset date.

^	Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2011

Security Description	Par Value	Rate		Maturity	Value (Note 1)
Commercial Paper (16.21%)
Straight-A-Funding CP*	$10,000,000			3/1/2011	$9,999,931

Total Commercial Paper (Cost $9,999,931)					9,999,931

United States Treasury Bills (84.13%)
	7,800,000	0.047	%^	3/3/2011	7,799,970
	8,400,000	0.078	%^	3/10/2011	8,399,705
	5,200,000	0.076	%^	3/17/2011	5,199,815
	12,400,000	0.122	%^	3/24/2011	12,399,004
	7,200,000	0.100	%^	4/21/2011	7,198,975
	1,200,000	0.128	%^	4/28/2011	1,199,752
	9,700,000	0.145	%^	5/5/2011	9,697,460

Total United States Treasury Bills (Cost $51,894,681)					51,894,681

Total Investments (Cost $61,894,612) (a) (100.34%)					61,894,612
Other Net Assets (-0.34%)					(207,210)
Net Assets (100.00%)					$61,687,402

(a)	Aggregate cost for federal income tax purposes is $61,894,612.

*	Backed by the full faith and credit of the US Government.

^	Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2011

Company	Shares	Value (Note 1)
Common Stock (99.58%)

Basic Materials (3.65%)
Airgas Inc	626	$39,175
Air Products & Chemicals Inc	1,615	148,580
AK Steel Holding Corp	834	13,327
Alcoa Inc	7,435	125,280
Allegheny Technologies Inc	854	57,286
CF Industries Holdings Inc	370	52,274
Cliffs Natural Resources Inc	999	96,973
Dow Chemical Co	8,728	324,332
Eastman Chemical Co	710	66,321
Ecolab Inc	1,812	88,136
EI du Pont de Nemours & Co	6,896	378,384
FMC Corp	551	42,669
Freeport-McMoRan Copper & Gold Inc	6,560	347,352
International Flavors & Fragrances Inc	683	38,897
International Paper Co	3,595	99,869
MeadWestvaco Corp	1,512	44,377
Monsanto Co	4,159	298,991
Newmont Mining Corp	3,766	208,147
Nucor Corp	2,404	115,296
Plum Creek Timber Co Inc	1,242	52,114
PPG Industries Inc	1,387	122,583
Praxair Inc	2,341	232,649
Sherwin-Williams Co	726	59,619
Sigma-Aldrich Corp	928	59,290
Titanium Metals Corp*	700	13,293
United States Steel Corp	1,093	62,837
Vulcan Materials Co	956	43,833
Weyerhaeuser Co	3,938	96,127
Total Basic Materials		3,328,011

Communications (11.68%)
Akamai Technologies Inc*	1,400	52,542
Amazon.com Inc*	2,600	450,554
American Tower Corp*	3,063	165,279
AT&T Inc	45,033	1,278,036
CBS Corp	5,761	137,457
CenturyLink Inc	2,456	101,138
Cisco Systems Inc*	43,900	814,784
Comcast Corp	21,785	561,182
Corning Inc	11,875	273,838
DIRECTV*	6,602	303,494
Discovery Communications Inc*	2,163	93,247
eBay Inc*	8,960	300,205
Expedia Inc	1,700	33,762
Frontier Communications Corp	8,240	69,958
Gannett Co Inc	2,073	34,225
Google Inc*	1,840	1,128,656
Harris Corp	1,005	46,893
Interpublic Group of Cos Inc*	4,290	56,628
JDS Uniphase Corp*	1,800	44,406
Juniper Networks Inc*	4,300	189,200
McAfee Inc*	1,288	61,760
McGraw-Hill Cos Inc	2,403	92,948
MetroPCS Communications Inc*	1,990	28,656
Meredith Corp	327	11,530
Motorola Mobility Holdings Inc*	2,204	66,561
Motorola Solutions Inc*	2,519	97,334
New York Times Co*	1,459	15,174
News Corp	17,195	298,677
Omnicom Group Inc	2,375	120,888
Priceline.com Inc*	335	152,050

Company	Shares	Value (Note 1)
QUALCOMM Inc	12,146	$723,659
Qwest Communications International Inc	11,331	77,277
Scripps Networks Interactive Inc	800	41,552
Sprint Nextel Corp*	22,657	99,011
Symantec Corp*	6,780	122,243
Tellabs Inc	3,680	19,835
Time Warner Cable Inc	2,689	194,092
Time Warner Inc	8,910	340,362
VeriSign Inc	1,467	51,770
Verizon Communications Inc	21,678	800,352
Viacom Inc	5,027	224,506
Walt Disney Co	14,679	642,059
Washington Post Co	47	20,355
Windstream Corp	4,013	50,323
Yahoo! Inc*	9,088	149,043
Total Communications		10,637,501

Consumer, Cyclical (8.61%)
Abercrombie & Fitch Co	700	40,159
AutoNation Inc*	1,202	40,435
AutoZone Inc*	228	58,813
Bed Bath & Beyond Inc*	2,004	96,493
Best Buy Co Inc	2,606	84,017
Big Lots Inc*	835	34,260
Carnival Corp	3,334	142,262
Cintas Corp	1,157	32,535
Coach Inc	2,633	144,604
Costco Wholesale Corp	3,327	248,826
CVS Caremark Corp	10,764	355,858
Darden Restaurants Inc	1,181	55,661
DR Horton Inc	2,596	30,737
Family Dollar Stores Inc	1,287	64,453
Fastenal Co	1,007	62,565
Ford Motor Co*	25,238	379,832
GameStop Corp*	1,500	29,925
Gap Inc	3,633	81,851
Genuine Parts Co	1,439	75,821
Goodyear Tire & Rubber Co*	1,847	26,190
Harley-Davidson Inc	2,164	88,334
Harman International Industries Inc	529	25,731
Hasbro Inc	950	42,655
Home Depot Inc	12,976	486,211
International Game Technology	2,266	37,298
JC Penney Co Inc	1,836	64,187
Johnson Controls Inc	5,136	209,549
Kohl's Corp*	2,339	126,049
Lennar Corp	1,300	26,208
Lowe's Cos Inc	11,233	293,968
Ltd Brands Inc	2,041	65,353
Macy's Inc	3,640	86,996
Marriott International Inc	1,935	75,871
Mattel Inc	2,758	69,115
McDonald's Corp	8,235	623,225
Newell Rubbermaid Inc	2,365	45,739
NIKE Inc	2,973	264,686
Nordstrom Inc	1,261	57,073
Office Depot Inc*	2,343	12,441
O'Reilly Automotive Inc*	1,124	62,472
PACCAR Inc	2,774	139,061
Polo Ralph Lauren Corp	500	63,355
Pulte Group Inc*	2,804	19,348
RadioShack Corp	1,294	19,151
Ross Stores Inc	954	68,726
Sears Holdings Corp*	447	37,240
Southwest Airlines Co	5,662	66,981

Company	Shares	Value (Note 1)
Staples Inc	5,524	$117,661
Starbucks Corp	5,669	186,964
Starwood Hotels & Resorts Worldwide Inc	1,427	87,190
Target Corp	5,741	301,690
Tiffany & Co	1,141	70,229
TJX Cos Inc	3,203	159,734
Urban Outfitters Inc*	989	37,958
VF Corp	775	74,144
Walgreen Co	7,546	327,044
Wal-Mart Stores Inc	15,283	794,410
Whirlpool Corp	642	52,965
WW Grainger Inc	482	64,207
Wynn Resorts Ltd	526	64,661
Wyndham Worldwide Corp	1,509	47,202
Yum! Brands Inc	3,826	192,563
Total Consumer, Cyclical		7,840,942

Consumer, Non-Cyclical (20.26%)
Abbott Laboratories	11,803	567,724
Aetna Inc	3,308	123,587
Allergan Inc	2,346	174,003
Altria Group Inc	15,814	401,201
AmerisourceBergen Corp	2,503	94,889
Amgen Inc*	7,324	375,941
Apollo Group Inc*	980	44,355
Archer-Daniels-Midland Co	4,902	182,256
Automatic Data Processing Inc	3,851	192,550
Avery Dennison Corp	891	35,569
Avon Products Inc	3,259	90,633
Baxter International Inc	4,600	244,490
Becton Dickinson and Co	1,809	144,720
Biogen Idec Inc*	2,057	140,699
Boston Scientific Corp*	11,526	82,526
Bristol-Myers Squibb Co	13,062	337,130
Brown-Forman Corp	848	58,639
Campbell Soup Co	1,449	48,773
Cardinal Health Inc	2,767	115,218
CareFusion Corp*	1,546	42,237
Celgene Corp*	3,507	186,222
Cephalon Inc*	569	32,040
CIGNA Corp	2,346	98,696
Clorox Co	1,128	76,433
Coca-Cola Co	17,683	1,130,297
Coca-Cola Enterprises Inc	2,425	63,778
ConAgra Foods Inc	3,380	78,281
Constellation Brands Inc*	1,669	33,914
Coventry Health Care Inc*	1,300	39,260
CR Bard Inc	736	71,951
DaVita Inc*	857	68,020
Dean Foods Co*	1,377	14,541
DENTSPLY International Inc	1,160	43,349
DeVry Inc	471	25,552
Dr Pepper Snapple Group Inc	2,104	75,870
Eli Lilly & Co	7,716	266,665
Equifax Inc	1,159	41,434
Estee Lauder Cos Inc	900	84,969
Express Scripts Inc*	4,328	243,320
Forest Laboratories Inc*	2,302	74,585
Fortune Brands Inc	1,241	76,768
General Mills Inc	4,984	185,106
Genzyme Corp*	2,172	163,877
Gilead Sciences Inc*	6,867	267,676
H&R Block Inc	2,712	41,195
Hershey Co	1,268	66,342
HJ Heinz Co	2,408	120,930
Hormel Foods Corp	1,064	29,154
Hospira Inc*	1,350	71,348

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
Humana Inc*	1,388	$90,234
Intuitive Surgical Inc*	313	102,648
Iron Mountain Inc	1,493	38,818
JM Smucker Co	981	67,532
Johnson & Johnson	21,056	1,293,680
Kellogg Co	1,940	103,906
Kimberly-Clark Corp	3,169	208,837
Kraft Foods Inc	13,236	421,434
Kroger Co	5,408	123,843
Laboratory Corp of America Holdings*	810	73,005
Life Technologies Corp*	1,360	72,583
Lorillard Inc	1,225	94,043
Mastercard Inc	732	176,090
McCormick & Co Inc	1,075	51,224
McKesson Corp	2,045	162,128
Mead Johnson Nutrition Co	1,560	93,366
Medco Health Solutions Inc*	3,638	224,246
Medtronic Inc	8,446	337,164
Merck & Co Inc	23,310	759,207
Molson Coors Brewing Co	1,200	54,876
Monster Worldwide Inc*	1,196	20,511
Moody's Corp	1,498	47,786
Mylan Inc*	2,332	53,333
Patterson Cos Inc	758	25,302
Paychex Inc	2,454	82,528
PepsiCo Inc	12,099	767,319
Pfizer Inc	61,582	1,184,837
Philip Morris International Inc	13,835	868,561
Procter & Gamble Co	21,172	1,334,894
Quanta Services Inc*	1,601	36,519
Quest Diagnostics Inc	1,280	72,640
Reynolds American Inc	2,940	100,901
Robert Half International Inc	1,510	48,169
RR Donnelley & Sons Co	1,958	36,458
SAIC Inc*	2,336	38,170
Safeway Inc	3,101	67,664
Sara Lee Corp	5,321	91,096
St Jude Medical Inc*	2,550	122,094
Stryker Corp	2,155	136,325
SUPERVALU Inc	1,839	15,871
Sysco Corp	4,516	125,500
Tenet Healthcare Corp*	4,695	33,710
Total System Services Inc	1,504	26,696
Tyson Foods Inc	2,328	43,371
UnitedHealth Group Inc	8,867	377,557
Varian Medical Systems Inc*	1,100	76,208
Visa Inc	3,418	249,685
Watson Pharmaceuticals Inc*	836	46,808
WellPoint Inc*	2,997	199,211
Western Union Co	5,814	127,850
Whole Foods Market Inc	1,300	76,128
Zimmer Holdings Inc*	1,625	101,303
Total Consumer, Non-Cyclical		18,452,582

Diversified (0.05%)
Leucadia National Corp	1,447	47,939
Total Diversified		47,939

Energy (12.88%)
Anadarko Petroleum Corp	3,750	306,863
Apache Corp	2,565	319,650
Baker Hughes Inc	3,384	240,433
Cabot Oil & Gas Corp	791	36,117
Cameron International Corp*	1,865	110,277
Chesapeake Energy Corp	4,942	175,985
Chevron Corp	15,310	1,588,412
ConocoPhillips	11,322	881,644

Company	Shares	Value (Note 1)
Consol Energy Inc	1,500	$76,065
Denbury Resources Inc*	1,906	46,182
Devon Energy Corp	3,389	309,890
Diamond Offshore Drilling Inc	576	45,060
El Paso Corp	5,972	111,079
EOG Resources Inc	1,925	216,197
EQT Corp	1,085	53,491
Exxon Mobil Corp	35,070	2,999,536
First Solar Inc*	370	54,534
FMC Technologies Inc*	1,024	96,307
Halliburton Co	6,883	323,088
Helmerich & Payne Inc	805	52,317
Hess Corp	2,293	199,560
Marathon Oil Corp	5,401	267,890
Massey Energy Co	652	41,291
Murphy Oil Corp	1,600	117,648
Nabors Industries Ltd*	2,404	68,442
National Oilwell Varco Inc	3,192	253,987
Noble Energy Inc	1,400	129,724
Occidental Petroleum Corp	6,194	631,602
Peabody Energy Corp	2,200	144,078
Pioneer Natural Resources Co	880	90,059
QEP Resources Inc	1,500	59,325
Range Resources Corp	1,400	76,020
Rowan Cos Inc*	921	39,299
Schlumberger Ltd	10,478	978,855
Southwestern Energy Co*	2,800	110,544
Spectra Energy Corp	5,340	142,845
Sunoco Inc	1,006	42,111
Tesoro Corp*	1,200	28,536
Valero Energy Corp	4,652	131,093
Williams Cos Inc	4,450	135,102
Total Energy		11,731,138

Financial (15.17%)
ACE Ltd	2,500	158,125
Aflac Inc	3,570	210,130
Allstate Corp	4,094	130,107
American Express Co	7,975	347,471
American International Group Inc*	1,079	39,988
American International Group Inc Warrants*	576	6,682
Ameriprise Financial Inc	1,978	125,247
AON Corp	2,090	110,018
Apartment Investment & Management Co	1,148	29,446
Assurant Inc	891	36,201
AvalonBay Communities Inc	722	87,384
Bank of America Corp	70,632	1,009,331
Bank of New York Mellon Corp	9,190	279,284
BB&T Corp	5,247	144,817
Berkshire Hathaway Inc*	12,622	1,101,648
Boston Properties Inc	1,058	101,483
Capital One Financial Corp	3,543	176,335
CB Richard Ellis Group Inc*	2,058	51,532
Charles Schwab Corp	7,272	137,950
Chubb Corp	2,606	158,132
Cincinnati Financial Corp	1,551	52,812
Citigroup Inc*	148,813	696,445
CME Group Inc	507	157,819
Comerica Inc	1,331	51,776
Discover Financial Services	4,142	90,089
E*Trade Financial Corp*	1,181	18,872
Equity Residential	2,107	116,117
Federated Investors Inc	848	23,371
Fifth Third Bancorp	6,069	88,607

Company	Shares	Value (Note 1)
First Horizon National Corp*	1,791	$20,597
Franklin Resources Inc	1,137	142,830
Genworth Financial Inc*	3,728	49,321
Goldman Sachs Group Inc	3,923	642,509
Hartford Financial Services Group Inc	2,922	86,491
HCP Inc	2,387	90,706
Health Care REIT Inc	938	48,982
Host Hotels & Resorts Inc	4,816	88,614
Hudson City Bancorp Inc	4,300	49,450
Huntington Bancshares Inc	5,456	37,319
IntercontinentalExchange Inc*	600	76,920
Invesco Ltd	3,410	91,524
Janus Capital Group Inc	1,389	18,654
JPMorgan Chase & Co	30,073	1,404,107
KeyCorp	6,704	61,275
Kimco Realty Corp	3,065	59,400
Legg Mason Inc	1,239	44,914
Lincoln National Corp	2,305	73,115
Loews Corp	2,394	103,541
M&T Bank Corp	659	58,025
Marsh & McLennan Cos Inc	4,025	122,521
Marshall & Ilsley Corp	4,004	31,111
MetLife Inc	6,248	295,905
Morgan Stanley	10,374	307,900
NASDAQ OMX Group Inc*	1,127	32,243
Northern Trust Corp	1,843	95,044
NYSE Euronext	2,200	81,400
People's United Financial Inc	2,887	38,051
PNC Financial Services Group Inc	3,945	243,407
Principal Financial Group Inc	2,434	83,389
Progressive Corp	5,145	107,170
ProLogis	3,611	58,715
Prudential Financial Inc	3,541	233,104
Public Storage	1,035	116,179
Regions Financial Corp	9,066	69,264
Simon Property Group Inc	2,175	239,337
SLM Corp*	3,621	53,663
State Street Corp	3,775	168,818
SunTrust Banks Inc	3,809	114,918
T Rowe Price Group Inc	1,965	131,616
Torchmark Corp	787	51,352
Travelers Cos Inc	3,769	225,876
Unum Group	2,983	79,139
US Bancorp	14,594	404,692
Ventas Inc	1,297	71,880
Vornado Realty Trust	1,196	111,623
Wells Fargo & Co	36,305	1,171,199
XL Group Plc	2,610	60,944
Zions Bancorporation	1,054	24,621
Total Financial		13,810,594

Industrial (11.21%)
3M Co	5,402	498,226
Agilent Technologies Inc*	2,633	110,797
Amphenol Corp	1,420	81,622
Ball Corp	1,558	56,244
Bemis Co Inc	906	29,762
Boeing Co	5,545	399,295
Caterpillar Inc	4,752	489,123
CH Robinson Worldwide Inc	1,280	92,659
CSX Corp	2,995	223,607
Cummins Inc	1,539	155,624
Danaher Corp	4,166	210,800
Deere & Co	3,227	290,914
Dover Corp	1,542	99,074
Eastman Kodak Co*	2,384	8,106
Eaton Corp	1,265	140,137

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
Emerson Electric Co	5,740	$342,448
Expeditors International of Washington Inc	1,800	86,040
FedEx Corp	2,384	214,608
FLIR Systems Inc	1,158	37,403
Flowserve Corp	426	53,237
Fluor Corp	1,548	109,536
General Dynamics Corp	2,944	224,097
General Electric Co	81,256	1,699,875
Goodrich Corp	1,031	88,903
Honeywell International Inc	5,823	337,210
Illinois Tool Works Inc	2,943	159,216
ITT Corp	1,498	86,779
Jabil Circuit Inc	1,699	36,410
Jacobs Engineering Group Inc*	1,000	50,060
L-3 Communications Holdings Inc	886	70,251
Leggett & Platt Inc	1,520	35,051
Lockheed Martin Corp	2,440	193,150
Masco Corp	3,084	41,912
Molex Inc	1,295	36,169
Norfolk Southern Corp	2,807	184,083
Northrop Grumman Corp	2,394	159,632
Owens-Illinois Inc*	1,395	42,534
Pall Corp	1,025	55,719
Parker Hannifin Corp	1,226	109,335
PerkinElmer Inc	1,021	27,057
Precision Castparts Corp	1,073	152,098
Raytheon Co	2,924	149,738
Republic Services Inc	2,465	72,989
Rockwell Automation Inc	1,085	95,187
Rockwell Collins Inc	1,357	87,445
Roper Industries Inc	694	58,386
Ryder System Inc	477	22,815
Sealed Air Corp	1,582	43,537
Snap-On Inc	609	34,975
Stanley Black & Decker Inc	1,339	101,536
Stericycle Inc*	642	55,482
Textron Inc	2,069	56,049
Thermo Fisher Scientific Inc*	3,116	173,935
Union Pacific Corp	3,850	367,329
United Parcel Service Inc	7,576	559,109
United Technologies Corp	7,154	597,645
Waste Management Inc	3,736	138,456
Waters Corp*	883	73,333
Total Industrial		10,206,749

Technology (12.86%)
Adobe Systems Inc*	3,997	137,897
Advanced Micro Devices Inc*	4,487	41,325
Altera Corp	2,432	101,804
Analog Devices Inc	2,227	88,813
Apple Inc*	5,823	2,056,741
Applied Materials Inc	10,178	167,225
Autodesk Inc*	1,888	79,390
BMC Software Inc*	1,399	69,251
Broadcom Corp	3,543	146,042
CA Inc	3,290	81,526
Citrix Systems Inc*	1,544	108,327
Cognizant Technology Solutions Corp*	2,400	184,488
Computer Sciences Corp	1,256	60,451

Company	Shares	Value (Note 1)
Compuware Corp*	2,795	$31,472
Dell Inc*	13,235	209,510
Dun & Bradstreet Corp	396	31,997
Electronic Arts Inc*	2,629	49,425
EMC Corp*	15,566	423,551
Fidelity National Information Services Inc	2,501	81,007
Fiserv Inc*	1,368	86,553
Hewlett-Packard Co	16,915	738,001
Intel Corp	42,141	904,767
International Business Machines Corp	9,408	1,522,966
Intuit Inc*	2,417	127,086
KLA-Tencor Corp	1,304	63,661
Lexmark International Inc*	856	32,126
Linear Technology Corp	1,917	66,252
LSI Corp*	6,000	37,740
MEMC Electronic Materials Inc*	1,900	25,783
Microchip Technology Inc	1,401	51,711
Micron Technology Inc*	6,485	72,178
Microsoft Corp	56,801	1,509,770
National Semiconductor Corp	2,003	31,047
NetApp Inc*	2,586	133,593
Novell Inc*	2,982	17,534
Novellus Systems Inc*	1,106	44,196
NVIDIA Corp*	4,572	103,602
Oracle Corp	29,841	981,769
Pitney Bowes Inc	1,820	45,828
QLogic Corp*	874	15,784
Red Hat Inc*	1,433	59,154
Salesforce.com Inc*	838	110,842
SanDisk Corp*	1,741	86,354
Teradata Corp*	1,575	75,317
Teradyne Inc*	2,030	37,819
Texas Instruments Inc	9,561	340,467
Western Digital Corp*	1,845	56,420
Xerox Corp	10,310	110,833
Xilinx Inc	2,112	70,224
Total Technology		11,709,619

Utilities (3.21%)
AES Corp*	5,611	69,408
Ameren Corp	1,808	50,552
American Electric Power Co Inc	3,645	130,418
CenterPoint Energy Inc	2,979	47,247
CMS Energy Corp	2,062	39,714
Consolidated Edison Inc	2,227	111,305
Constellation Energy Group Inc	1,533	47,630
Dominion Resources Inc	4,557	207,936
DTE Energy Co	1,258	59,227
Duke Energy Corp	9,956	179,108
Edison International	2,778	103,119
Entergy Corp	1,441	102,599
Exelon Corp	5,032	210,136
FirstEnergy Corp	3,439	131,719
Integrys Energy Group Inc	615	30,117
NextEra Energy Inc	3,154	174,952
Nicor Inc	460	24,260
NiSource Inc	2,493	47,766
Northeast Utilities	1,339	45,580

Company	Shares	Value (Note 1)
NRG Energy Inc*	1,956	$39,100
Pepco Holdings Inc	1,700	31,841
PG&E Corp	2,830	130,350
Pinnacle West Capital Corp	969	40,921
PPL Corp	2,877	73,162
Progress Energy Inc	2,285	104,447
Public Service Enterprise Group Inc	3,861	126,255
SCANA Corp	845	34,206
Sempra Energy	1,880	100,072
Southern Co	6,412	244,361
TECO Energy Inc	1,982	35,894
Wisconsin Energy Corp	969	57,365
Xcel Energy Inc	3,728	89,248
Total Utilities		2,920,015

Total Common Stock (Cost $63,019,958)		90,685,090

Short-Term Investments (0.11%)

United States Treasury Bills (0.11%)	Par Value
United States T-Bill 05/12/2011 (b)	$100,000	99,979
Total United States Treasury Bills		99,979

Total Short-Term Investments (Cost $99,971)		99,979

Total Investments (Cost $63,119,929) (a) (99.69%)		90,785,069
Other Net Assets (0.31%)		279,261
Net Assets (100.00%)		$91,064,330

*	Non-Income Producing Security

(a)	Aggregate cost for federal income tax purpose is $63,655,225.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$36,265,660
Unrealized depreciation	(9,135,816)
Net unrealized appreciation	$27,129,844

(b)	At February 28, 2011, certain United States Treasury Bills with a market value of $99,979 were pledged to cover margin requirements for futures contracts.

(c)	Futures contracts at February 28, 2011: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
6 / Mar 2011 / Long	$17,140

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2011

Company	Shares	Value (Note 1)
Common Stock (98.41%)

Basic Materials (4.54%)
Albemarle Corp	11,635	$669,711
Ashland Inc	9,407	529,614
Cabot Corp	8,291	358,669
Compass Minerals International Inc	3,900	364,533
Cytec Industries Inc	6,170	350,641
Intrepid Potash Inc*	5,237	202,148
Louisiana-Pacific Corp*	15,807	163,128
Lubrizol Corp	7,964	867,041
Minerals Technologies Inc	2,377	154,220
Olin Corp	9,967	185,486
Potlatch Corp	5,047	193,805
Rayonier Inc	10,085	618,513
Reliance Steel & Aluminum Co	8,121	449,335
RPM International Inc	16,388	376,432
Sensient Technologies Corp	6,210	207,290
Steel Dynamics Inc	26,167	483,043
Valspar Corp	12,797	486,542
Total Basic Materials		6,660,151

Communications (5.51%)
ADTRAN Inc	7,098	322,817
AOL Inc*	13,679	285,481
Ciena Corp*	11,617	320,281
Cincinnati Bell Inc*	25,761	68,009
Equinix Inc*	4,947	427,619
F5 Networks Inc*	10,061	1,187,299
Factset Research Systems Inc	5,343	560,374
Harte-Hanks Inc	5,400	68,526
John Wiley & Sons Inc	5,992	286,478
Lamar Advertising Co*	6,762	262,163
NetFlix Inc*	5,478	1,132,138
NeuStar Inc*	9,438	238,310
Plantronics Inc	6,235	217,539
Polycom Inc*	10,711	511,986
Rackspace Hosting Inc*	11,400	420,774
RF Micro Devices Inc*	34,034	255,255
Scholastic Corp	3,237	101,642
Telephone & Data Systems Inc	11,882	399,829
TIBCO Software Inc*	20,000	492,400
tw telecom inc*	18,967	352,786
ValueClick Inc*	10,872	162,319
Total Communications		8,074,025

Consumer, Cyclical (13.61%)
99 Cents Only Stores*	5,769	95,996
Advance Auto Parts Inc	10,210	639,963
Aeropostale Inc*	12,163	315,508
Alaska Air Group Inc*	4,474	265,979
American Eagle Outfitters Inc	26,370	404,780
AnnTaylor Stores Corp*	7,453	172,984
Ascena Retail Group Inc*	8,100	253,044
Bally Technologies Inc*	6,963	268,981
Barnes & Noble Inc	5,201	69,641
BJ's Wholesale Club Inc*	7,067	342,184
Bob Evans Farms Inc	3,936	123,354
BorgWarner Inc*	13,815	1,072,182
Boyd Gaming Corp*	8,100	86,589
Brinker International Inc	13,006	307,462
Cheesecake Factory Inc*	7,645	222,011
Chico's FAS Inc	22,589	310,373
Chipotle Mexican Grill Inc*	3,822	936,390
Coldwater Creek Inc*	7,359	21,783
Collective Brands Inc*	8,137	185,524
Copart Inc*	8,537	358,639

Company	Shares	Value (Note 1)
Deckers Outdoor Corp*	4,500	$396,990
Dick's Sporting Goods Inc*	11,344	421,316
Dollar Tree Inc*	15,203	765,015
DreamWorks Animation SKG Inc*	9,580	264,600
Foot Locker Inc	19,852	394,459
Fossil Inc*	6,292	482,848
Guess? Inc	7,367	333,651
Hanesbrands Inc*	12,076	312,889
Herman Miller Inc	7,093	191,085
HNI Corp	5,716	181,369
Ingram Micro Inc*	20,766	413,866
International Speedway Corp	1,999	55,412
J Crew Group Inc*	7,300	314,776
JetBlue Airways Corp*	26,163	149,129
KB Home	9,389	124,404
Life Time Fitness Inc*	3,300	126,555
LKQ Corp*	17,946	426,397
MDC Holdings Inc	4,769	125,186
Mohawk Industries Inc*	6,621	384,746
MSC Industrial Direct Co	5,580	352,600
NVR Inc*	753	548,079
Oshkosh Corp*	11,354	404,997
Owens & Minor Inc	7,969	248,633
Panera Bread Co*	4,000	467,000
PetSmart Inc	14,283	583,746
Phillips-Van Heusen Corp	6,554	393,306
Polaris Industries Inc	3,900	294,255
Regis Corp	3,403	59,655
Rovi Corp*	13,078	724,783
Ryland Group Inc	6,000	104,160
Saks Inc*	19,221	235,457
Tech Data Corp*	6,457	320,138
Thor Industries Inc	4,503	149,680
Timberland Co*	5,619	207,566
Toll Brothers Inc*	17,402	369,967
Tractor Supply Co	6,000	312,420
Under Armour Inc*	4,775	316,248
Warnaco Group Inc*	5,776	339,109
Watsco Inc	3,300	213,114
Wendy's/Arby's Group Inc	45,835	218,175
Williams-Sonoma Inc	13,419	484,292
WMS Industries Inc*	6,890	274,153
Total Consumer, Cyclical		19,939,593

Consumer, Non-Cyclical (18.07%)
Aaron's Inc	10,335	243,286
Alberto-Culver Co	10,837	403,570
Alliance Data Systems Corp*	6,633	522,282
American Greetings Corp	5,009	108,445
Beckman Coulter Inc	8,898	739,691
Bio-Rad Laboratories Inc*	2,442	278,779
Career Education Corp*	8,895	214,458
Charles River Laboratories International Inc*	8,363	304,748
Church & Dwight Co Inc	8,928	673,528
Community Health Systems Inc*	11,795	482,062
Convergys Corp*	15,607	219,590
Corinthian Colleges Inc*	3,417	17,905
Corn Products International Inc	9,500	463,790
Corporate Executive Board Co	4,332	173,583
Corrections Corp of America*	14,658	364,105
Covance Inc*	8,126	458,550
Deluxe Corp	6,498	166,024
Edwards Lifesciences Corp*	14,358	1,221,004
Endo Pharmaceuticals Holdings Inc*	14,882	528,609

Company	Shares	Value (Note 1)
Flowers Foods Inc	9,810	$260,946
FTI Consulting Inc*	5,676	187,251
Gartner Inc*	7,640	288,181
Gen-Probe Inc*	6,230	391,742
Global Payments Inc	10,285	493,577
Green Mountain Coffee Roasters Inc*	13,296	542,211
Hansen Natural Corp*	9,045	520,540
Health Management Associates Inc*	31,525	315,250
Health Net Inc*	13,191	388,079
Henry Schein Inc*	11,484	792,166
Hill-Rom Holdings Inc	7,954	302,809
Hologic Inc*	32,740	660,693
IDEXX Laboratories Inc*	7,436	577,777
Immucor Inc*	8,901	173,302
ITT Educational Services Inc*	3,638	275,942
Kinetic Concepts Inc*	8,000	391,760
Korn/Ferry International*	5,795	132,474
Lancaster Colony Corp	2,467	142,395
Lender Processing Services Inc	12,160	414,291
LifePoint Hospitals Inc*	6,951	270,950
Lincare Holdings Inc	12,967	380,452
Manpower Inc	9,957	632,270
Masimo Corp	6,809	205,223
Medicis Pharmaceutical Corp	7,549	242,247
Mednax Inc*	5,800	376,594
Navigant Consulting Inc*	600	5,634
Omnicare Inc	10,215	292,455
Perrigo Co	10,210	780,350
Pharmaceutical Product Development Inc	14,996	411,940
Ralcorp Holdings Inc*	7,197	466,725
Rent-A-Center Inc	8,390	277,373
ResMed Inc*	19,026	601,222
Rollins Inc	8,295	162,748
Ruddick Corp	5,178	190,033
Scotts Miracle-Gro Co	5,720	321,292
Service Corp International	32,159	350,533
Smithfield Foods Inc*	17,874	413,783
Sotheby's	8,490	417,878
STERIS Corp	7,453	252,284
Strayer Education Inc	1,778	244,368
Techne Corp	4,727	338,879
Thoratec Corp*	7,217	201,210
Tootsie Roll Industries Inc	3,437	98,298
Towers Watson & Co	5,412	318,226
Tupperware Brands Corp	8,066	432,741
United Rentals Inc*	7,634	236,501
United Therapeutics Corp*	6,013	405,457
Universal Corp	3,132	130,980
Universal Health Services Inc	12,488	570,826
Valeant Pharmaceuticals International Inc	190	7,615
VCA Antech Inc*	10,848	271,634
Vertex Pharmaceuticals Inc*	24,455	1,141,315
WellCare Health Plans Inc*	5,371	201,681
Total Consumer, Non-Cyclical		26,487,112

Energy (6.91%)
Arch Coal Inc	19,850	665,571
Atwood Oceanics Inc*	7,177	326,697
Bill Barrett Corp*	4,906	190,745
Cimarex Energy Co	10,599	1,230,863
Dril-Quip Inc*	4,000	306,800
Exterran Holdings Inc*	6,210	140,967
Forest Oil Corp*	14,249	505,697
Frontier Oil Corp*	13,283	370,596

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
National Fuel Gas Co	10,224	$745,330
Newfield Exploration Co*	16,263	1,183,784
Oceaneering International Inc*	6,965	582,483
Patriot Coal Corp*	9,514	224,530
Patterson-UTI Energy Inc	19,495	532,993
Plains Exploration & Production Co*	14,179	555,391
Pride International Inc*	22,149	919,405
Questar Corp	21,800	389,566
Quicksilver Resources Inc*	1,058	16,388
SM Energy Co	7,600	550,772
Superior Energy Services Inc*	9,928	380,342
Unit Corp*	5,126	304,997
Total Energy		10,123,917

Financial (17.19%)
Affiliated Managers Group Inc*	5,337	569,725
Alexandria Real Estate Equities Inc	5,549	445,030
AMB Property Corp	16,568	602,744
American Financial Group Inc	10,030	347,339
Apollo Investment Corp	4,911	60,749
Arthur J Gallagher & Co	12,920	405,688
Associated Banc-Corp	21,177	306,431
Astoria Financial Corp	10,346	145,051
BancorpSouth Inc	1,100	17,534
Bank of Hawaii Corp	6,084	286,921
BRE Properties Inc	6,897	327,676
Brown & Brown Inc	14,962	391,107
Camden Property Trust	8,144	481,880
Cathay General Bancorp	9,505	168,429
City National Corp	5,490	323,416
Commerce Bancshares Inc	9,719	390,315
CoreLogic Inc	12,759	237,955
Corporate Office Properties Trust	7,392	265,151
Cousins Properties Inc	12,923	109,587
Cullen/Frost Bankers Inc	7,607	445,466
Duke Realty Corp	28,430	400,010
East West Bancorp Inc	17,900	415,638
Eaton Vance Corp	14,907	466,589
Equity One Inc	4,171	79,833
Essex Property Trust Inc	3,695	457,367
Everest Re Group Ltd	7,263	643,865
Federal Realty Investment Trust	7,765	653,658
Fidelity National Financial Inc	29,241	404,988
First American Financial Corp	12,759	201,082
First Niagara Financial Group Inc	23,886	345,869
FirstMerit Corp	10,895	185,760
Fulton Financial Corp	22,371	243,620
Greenhill & Co Inc	3,000	215,490
Hanover Insurance Group Inc	5,550	257,909
HCC Insurance Holdings Inc	14,278	444,617
Highwoods Properties Inc	9,021	306,083
Hospitality Properties Trust	9,754	224,342
International Bancshares Corp	6,582	125,650
Jefferies Group Inc	15,155	364,629
Jones Lang LaSalle Inc	5,309	522,512
Liberty Property Trust	14,292	482,641
Macerich Co	12,401	627,987
Mack-Cali Realty Corp	9,981	338,755
Mercury General Corp	4,518	185,871
Nationwide Health Properties Inc	14,461	618,063

Company	Shares	Value (Note 1)
New York Community Bancorp Inc	52,777	$984,819
NewAlliance Bancshares Inc	13,460	210,514
Old Republic International Corp	30,543	381,788
Omega Healthcare Investors Inc	10,802	258,924
Prosperity Bancshares Inc	5,888	240,348
Protective Life Corp	10,115	287,569
Raymond James Financial Inc	12,533	480,265
Realty Income Corp	13,235	476,063
Regency Centers Corp	8,320	376,480
Reinsurance Group of America Inc	9,239	557,943
Senior Housing Properties Trust	16,166	396,714
SL Green Realty Corp	9,801	742,230
StanCorp Financial Group Inc	6,237	286,902
SVB Financial Group*	5,204	281,953
Synovus Financial Corp	969	2,471
Taubman Centers Inc	6,600	366,168
TCF Financial Corp	15,890	257,895
Transatlantic Holdings Inc	6,000	305,580
Trustmark Corp	6,874	161,195
UDR Inc	19,395	471,686
Unitrin Inc	6,331	185,435
Valley National Bancorp	19,701	268,525
Waddell & Reed Financial Inc	10,830	437,315
Washington Federal Inc	14,249	253,205
Webster Financial Corp	8,163	189,218
Weingarten Realty Investors	5,067	131,083
Westamerica Bancorporation	3,706	191,155
WR Berkley Corp	15,737	471,323
Total Financial		25,195,788

Industrial (18.54%)
Acuity Brands Inc	5,100	288,252
Aecom Technology Corp*	14,292	409,323
AGCO Corp*	11,733	642,734
Alexander & Baldwin Inc	5,208	218,424
Alliant Techsystems Inc	4,179	301,598
AMETEK Inc	20,529	861,192
Aptargroup Inc	8,577	413,154
Arrow Electronics Inc*	15,201	595,879
Avnet Inc*	19,199	656,798
BE Aerospace Inc*	12,829	432,594
Brink's Co	5,706	176,144
Bucyrus International Inc	9,535	868,257
Carlisle Cos Inc	7,775	334,403
Clean Harbors Inc*	2,895	265,993
Con-way Inc	6,247	203,402
Crane Co	5,938	280,511
Donaldson Co Inc	9,808	552,190
Energizer Holdings Inc*	8,854	591,713
Gardner Denver Inc	4,000	292,560
GATX Corp	5,850	202,937
Gentex Corp	17,493	529,688
Graco Inc	7,611	309,844
Granite Construction Inc	4,268	121,638
Greif Inc	4,350	281,271
Harsco Corp	10,193	348,295
Hubbell Inc	7,248	489,312
IDEX Corp	10,258	423,040
Itron Inc*	5,092	288,767
JB Hunt Transport Services Inc	33	1,373
Joy Global Inc	12,986	1,264,578
Kansas City Southern*	12,184	655,987

Company	Shares	Value (Note 1)
KBR Inc	18,352	$601,946
Kennametal Inc	10,331	397,330
Kirby Corp*	6,829	377,917
Landstar System Inc	6,452	286,920
Lennox International Inc	6,180	299,730
Lincoln Electric Holdings Inc	5,397	385,238
Martin Marietta Materials Inc	5,665	503,392
Matthews International Corp	3,849	142,990
Mettler-Toledo International Inc*	4,283	733,978
Mine Safety Appliances Co	3,834	138,522
National Instruments Corp	10,802	336,251
Nordson Corp	4,264	464,392
Overseas Shipholding Group Inc	2,966	100,132
Packaging Corp of America	13,070	376,285
Pentair Inc	12,481	462,795
Regal-Beloit Corp	4,674	340,968
Rock-Tenn Co	4,600	315,790
Shaw Group Inc*	7,800	309,816
Silgan Holdings Inc	6,792	247,772
Sonoco Products Co	12,693	457,963
SPX Corp	6,256	498,979
Teleflex Inc	5,042	294,402
Temple-Inland Inc	13,567	317,332
Terex Corp*	13,719	463,016
Thomas & Betts Corp*	6,646	368,122
Tidewater Inc	6,562	408,222
Timken Co	10,079	491,049
Trimble Navigation Ltd*	15,277	750,865
Trinity Industries Inc	10,062	313,431
URS Corp*	10,651	495,591
Valmont Industries Inc	2,476	252,750
Vishay Intertechnology Inc*	19,987	348,773
Wabtec Corp	6,037	342,660
Waste Connections Inc	14,982	434,328
Werner Enterprises Inc	5,556	130,844
Woodward Inc	7,201	236,841
Worthington Industries Inc	7,733	149,711
Zebra Technologies Corp*	7,463	278,519
Total Industrial		27,157,413

Technology (8.60%)
ACI Worldwide Inc*	4,316	135,134
Acxiom Corp*	9,766	167,389
Advent Software Inc*	4,408	127,832
Allscripts Healthcare Solutions Inc*	22,600	482,510
ANSYS Inc*	11,257	633,994
Atmel Corp*	57,581	845,289
Broadridge Financial Solutions Inc	17,370	398,120
Cadence Design Systems Inc*	34,111	339,404
Concur Technologies Inc*	5,500	286,165
Cree Inc*	13,153	692,769
Diebold Inc	7,743	272,244
DST Systems Inc	4,985	254,235
Fair Isaac Corp	6,115	170,914
Fairchild Semiconductor International Inc*	5,607	98,739
Informatica Corp*	11,352	533,658
International Rectifier Corp*	9,046	290,738
Intersil Corp	3,285	42,015
Jack Henry & Associates Inc	10,748	342,969
Lam Research Corp*	14,950	820,755
Mantech International Corp*	2,960	127,872
Mentor Graphics Corp*	11,732	186,539
MICROS Systems Inc*	10,112	481,736

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
MSCI Inc*	13,132	$466,186
NCR Corp*	20,205	385,916
Parametric Technology Corp*	14,961	354,576
Quest Software Inc*	7,913	211,989
Riverbed Technology Inc*	16,800	693,672
SEI Investments Co	16,438	378,238
Semtech Corp*	7,825	185,296
Silicon Laboratories Inc*	5,796	263,138
Skyworks Solutions Inc*	23,000	826,620
Solera Holdings Inc	8,837	451,394
SRA International Inc*	5,467	148,866
Synopsys Inc*	18,497	512,737
Total Technology		12,609,648

Utilities (5.44%)
AGL Resources Inc	9,823	373,372
Alliant Energy Corp	14,041	552,935
Atmos Energy Corp	11,752	397,453
Aqua America Inc	17,295	389,483
Black Hills Corp	4,932	152,004
Cleco Corp	7,676	248,319
DPL Inc	15,200	395,504
Dynegy Inc*	12,805	74,141
Energen Corp	9,106	556,377
Great Plains Energy Inc	14,309	274,733
Hawaiian Electric Industries Inc	11,684	282,169

Company	Shares	Value (Note 1)
IDACORP Inc	6,047	$228,214
MDU Resources Group Inc	23,828	511,587
NSTAR	13,555	612,008
NV Energy Inc	29,785	437,542
OGE Energy Corp	12,284	590,860
PNM Resources Inc	9,837	130,930
Southern Union Co	15,746	449,076
UGI Corp	13,806	440,273
Vectren Corp	10,299	271,070
Westar Energy Inc	13,837	359,762
WGL Holdings Inc	6,363	241,794
Total Utilities		7,969,606

Total Common Stock (Cost $96,005,818)		144,217,253

Short-Term Investments (0.27%)

United States Treasury Bills (0.27%)	Par Value
United States T-Bill 06/30/2011 (b)	$400,000	399,822
Total United States Treasury Bills		399,822

Total Short-Term Investments (Cost $399,765)		399,822

Company	Shares	Value (Note 1)
Total Investments (Cost $96,405,583) (a) (98.68%)	$144,617,075
Other Net Assets (1.32%)	1,933,265
Net Assets (100.00%)	$146,550,340

*	Non-Income Producing Security

(a)	Aggregate cost for federal income tax purpose is $96,411,517.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$50,791,133
Unrealized depreciation	(2,585,575)
Net unrealized appreciation	$48,205,558

(b)	At February 28, 2011, certain United States Treasury Bills with a market value of $399,822 were pledged to cover margin requirements for futures contracts.

(c)	Futures contracts at February 28, 2011: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini	Unrealized Appreciation
24 / Mar 2011 / Long	$98,530

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2011

Company	Shares	Value (Note 1)
Common Stock (92.11%)

Basic Materials (2.87%)
AMCOL International Corp	1,466	$45,754
American Vanguard Corp	1,345	11,069
Arch Chemicals Inc	1,494	53,709
Balchem Corp	1,650	59,400
Brush Engineered Materials Inc*	1,269	55,544
Buckeye Technologies Inc	2,745	71,919
Century Aluminum Co*	3,416	57,901
Clearwater Paper Corp*	752	59,634
Deltic Timber Corp	590	35,854
HB Fuller Co	3,124	67,322
Kaiser Aluminum Corp	1,000	50,530
KapStone Paper and Packaging Corp*	2,655	45,533
Neenah Paper Inc	750	14,603
Olympic Steel Inc	500	13,445
OM Group Inc*	1,855	65,277
Penford Corp*	400	2,380
PolyOne Corp*	5,408	75,063
Quaker Chemical Corp	439	17,002
RTI International Metals Inc*	1,786	50,901
Schulman A Inc	1,547	34,436
Schweitzer-Mauduit International Inc	1,053	57,736
Stepan Co	400	28,076
Wausau Paper Corp	3,194	25,648
Zep Inc	1,342	21,056
Total Basic Materials		1,019,792

Communications (4.63%)
Anixter International Inc	1,885	135,004
Arris Group Inc*	8,093	106,828

Company	Shares	Value (Note 1)
Atlantic Tele-Network Inc	630	$24,564
Black Box Corp	1,103	42,124
Blue Coat Systems Inc*	3,002	84,476
Blue Nile Inc*	800	45,744
Cbeyond Inc*	1,695	23,696
Cincinnati Bell Inc*	14,029	37,037
ComScore Inc*	1,251	34,440
Comtech Telecommunications Corp	1,600	43,280
DealerTrack Holdings Inc*	2,690	54,284
DG FastChannel Inc*	1,700	56,287
Dolan Co*	2,121	26,513
EMS Technologies Inc*	1,000	19,440
eResearchTechnology Inc*	2,768	17,577
EW Scripps Co*	1,800	17,226
General Communication Inc*	2,942	35,569
Harmonic Inc*	6,254	60,101
Infospace Inc*	1,900	15,314
j2 Global Communications Inc*	2,976	86,572
Knot Inc*	1,600	16,048
LogMeIn Inc*	1,100	39,479
Netgear Inc*	2,491	81,705
Network Equipment Technologies Inc*	1,066	3,880
Neutral Tandem Inc*	1,995	34,314
Novatel Wireless Inc*	1,500	8,880
NTELOS Holdings Corp	1,813	35,208
Nutrisystem Inc	1,800	23,814
Oplink Communications Inc*	1,360	37,006
PC-Tel Inc*	942	7,056
Perficient Inc*	1,900	23,617
Sourcefire Inc*	1,900	51,490
Stamps.com Inc	1,100	14,784
Symmetricom Inc*	2,100	11,886

Company	Shares	Value (Note 1)
Tekelec*	4,296	$32,950
Tollgrade Communications Inc*	630	6,294
United Online Inc	5,300	31,853
USA Mobility Inc	1,400	20,888
Viasat Inc*	3,352	139,477
Websense Inc*	2,754	58,991
Total Communications		1,645,696

Consumer, Cyclical (13.84%)
Allegiant Travel Co	1,000	41,270
Arctic Cat Inc*	1,013	12,875
Audiovox Corp*	1,050	8,694
Big 5 Sporting Goods Corp	1,300	18,122
Biglari Holdings Inc*	63	26,949
BJ's Restaurants Inc*	1,300	46,735
Brightpoint Inc*	4,688	59,069
Brown Shoe Co Inc	2,695	41,773
Brunswick Corp	6,164	141,957
Buckle Inc	1,350	52,772
Buffalo Wild Wings Inc*	1,200	63,588
Cabela's Inc*	2,300	62,399
California Pizza Kitchen Inc*	1,500	25,260
Callaway Golf Co	3,839	29,714
Carter's Inc*	3,700	106,042
Casey's General Stores Inc	3,031	124,483
Cash America International Inc	1,744	74,486
Cato Corp	1,862	45,154
CEC Entertainment Inc*	1,417	54,824
Childrens Place Retail Stores Inc*	1,478	67,545
Christopher & Banks Corp	1,875	11,456
Cracker Barrel Old Country Store Inc	1,300	64,792
CROCS Inc*	6,066	107,065

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
DineEquity Inc*	898	$51,375
DTS Inc*	1,151	52,198
Ethan Allen Interiors Inc	1,913	42,182
Ezcorp Inc*	2,900	83,172
Finish Line Inc	2,948	51,472
First Cash Financial Services Inc*	2,107	68,983
Fred's Inc	2,610	35,966
G&K Services Inc	1,371	44,448
Genesco Inc*	1,318	52,087
Group 1 Automotive Inc	1,453	61,389
Haverty Furniture Cos Inc	1,157	15,388
Hibbett Sports Inc*	1,704	53,523
HOT Topic Inc	2,397	12,824
HSN Inc*	2,300	74,704
Iconix Brand Group Inc*	4,587	101,373
Insight Enterprises Inc*	2,982	54,541
Interface Inc	4,469	74,498
Interval Leisure Group Inc*	2,300	38,893
Jack in the Box Inc*	3,444	75,768
Jakks Pacific Inc*	1,604	29,899
Jo-Ann Stores Inc*	1,830	111,081
JOS A Bank Clothiers Inc*	1,725	79,540
K-Swiss Inc*	1,713	17,147
La-Z-Boy Inc*	2,673	26,837
Lithia Motors Inc	1,000	15,140
Liz Claiborne Inc*	6,200	31,868
Lumber Liquidators Holdings Inc*	1,620	37,714
M/I Homes Inc*	700	9,345
Maidenform Brands Inc*	1,100	29,854
Marcus Corp	1,435	18,684
MarineMax Inc*	800	7,224
Men's Wearhouse Inc	3,043	81,248
Meritage Homes Corp*	2,050	52,911
Mobile Mini Inc*	2,228	50,665
Monarch Casino & Resort Inc*	600	6,270
Multimedia Games Inc*	1,431	7,871
MWI Veterinary Supply Inc*	800	55,376
National Presto Industries Inc	327	41,379
Nautilus Inc*	1,674	4,453
O'Charleys Inc*	1,466	9,309
OfficeMax Inc*	5,911	81,217
Oxford Industries Inc	832	20,068
Papa John's International Inc*	1,264	36,884
PEP Boys-Manny Moe & Jack	3,075	38,530
Perry Ellis International Inc*	700	20,328
PetMed Express Inc	1,300	19,357
PF Chang's China Bistro Inc	1,512	70,217
Pinnacle Entertainment Inc*	3,726	48,922
Pool Corp	3,136	78,275
Quiksilver Inc*	6,824	29,411
RC2 Corp*	1,100	23,881
Red Robin Gourmet Burgers Inc*	800	19,088
Ruby Tuesday Inc*	4,509	60,240
Ruth's Hospitality Group Inc*	1,000	5,010
Scansource Inc*	1,686	61,590
School Specialty Inc*	1,075	16,501
Shuffle Master Inc*	3,655	34,394
Skechers U.S.A. Inc*	1,900	39,482
Skyline Corp	400	8,036
Skywest Inc	3,479	57,404
Sonic Automotive Inc	1,573	22,620
Sonic Corp*	3,769	33,469
Spartan Motors Inc	1,900	12,065
Stage Stores Inc	2,706	47,193
Standard Motor Products Inc	916	10,653

Company	Shares	Value (Note 1)
Standard Pacific Corp*	7,590	$30,360
Stein Mart Inc	1,360	11,138
Steven Madden Ltd*	1,400	60,396
Superior Industries International Inc	1,200	23,856
Texas Roadhouse Inc*	3,100	52,638
Toro Co	2,194	136,906
True Religion Apparel Inc*	1,500	35,655
Tuesday Morning Corp*	1,500	7,005
Unifirst Corp	800	45,120
United Stationers Inc*	1,437	96,883
Universal Electronics Inc*	800	21,800
Vitamin Shoppe Inc*	1,700	59,143
Volcom Inc	800	14,320
Winnebago Industries Inc*	1,700	24,582
Wolverine World Wide Inc	3,060	112,486
World Fuel Services Corp	4,804	199,077
Zale Corp*	2,067	8,516
Zumiez Inc*	1,300	33,891
Total Consumer, Cyclical		4,924,230

Consumer, Non-Cyclical (17.27%)
Abaxis Inc*	1,300	34,476
ABM Industries Inc	2,908	77,440
Administaff Inc	1,536	45,972
Affymetrix Inc*	4,911	24,113
Air Methods Corp*	600	34,824
Align Technology Inc*	4,000	83,400
Alliance One International Inc*	4,676	16,974
Almost Family Inc*	422	16,458
Amedisys Inc*	1,756	63,076
American Medical Systems Holdings Inc*	4,820	105,606
American Public Education Inc*	1,070	45,389
AMERIGROUP Corp*	3,438	197,168
AMN Healthcare Services Inc*	1,700	12,699
Amsurg Corp*	2,051	48,465
Andersons Inc	1,000	48,040
Arbitron Inc	1,587	63,178
Arqule Inc*	1,302	8,294
Bio-Reference Labs Inc*	1,534	32,091
Blyth Inc	354	12,167
Boston Beer Co Inc*	500	46,410
Cal-Maine Foods Inc	800	23,096
Calavo Growers Inc	699	16,231
Cambrex Corp*	1,239	6,790
Cantel Medical Corp	765	16,715
Capella Education Co*	900	51,903
Catalyst Health Solutions Inc*	2,500	113,025
CDI Corp	607	9,032
Centene Corp*	2,878	87,693
Central Garden and Pet Co*	3,900	35,919
Chemed Corp	1,343	87,886
Coinstar Inc*	2,000	85,360
CONMED Corp*	1,925	50,974
Consolidated Graphics Inc*	696	37,960
Cooper Cos Inc	3,174	196,216
Corinthian Colleges Inc*	5,867	30,743
Corvel Corp*	500	24,750
Cross Country Healthcare Inc*	1,840	15,309
CryoLife Inc*	1,813	9,790
Cubist Pharmaceuticals Inc*	3,700	81,141
Cyberonics Inc*	1,199	39,603
Diamond Foods Inc	1,527	77,801
Emergent Biosolutions Inc*	1,000	21,040
Ensign Group Inc	910	27,673

Company	Shares	Value (Note 1)
Enzo Biochem Inc*	1,519	$6,547
Exponent Inc*	800	31,480
Forrester Research Inc	996	36,035
Gentiva Health Services Inc*	1,927	54,399
Geo Group Inc*	4,480	113,926
Great Atlantic & Pacific Tea Co*	1,319	330
Greatbatch Inc*	1,517	37,743
Haemonetics Corp*	1,591	98,085
Hain Celestial Group Inc*	2,470	73,655
Hanger Orthopedic Group Inc*	2,064	55,522
Healthcare Services Group Inc	3,825	67,970
Healthspring Inc*	3,979	149,770
Healthways Inc*	1,971	27,535
Heartland Payment Systems Inc	2,657	52,024
Heidrick & Struggles International Inc	972	26,468
Helen of Troy Ltd*	1,976	55,190
Hillenbrand Inc	4,100	89,175
HMS Holdings Corp*	1,888	142,657
ICU Medical Inc*	855	35,901
Integra LifeSciences Holdings Corp*	1,265	63,440
Invacare Corp	2,104	62,215
IPC The Hospitalist Co Inc*	1,130	46,104
J&J Snack Foods Corp	834	36,671
Kelly Services Inc*	1,581	33,233
Kendle International Inc*	700	8,330
Kensey Nash Corp*	574	15,073
Kid Brands Inc*	958	8,967
Landauer Inc	600	37,740
LCA-Vision Inc*	1,173	8,293
LHC Group Inc*	1,000	29,860
Live Nation Entertainment Inc*	10,378	110,318
Magellan Health Services Inc*	2,093	100,422
Mannatech Inc*	900	1,737
MAXIMUS Inc	1,113	82,362
Medcath Corp*	800	11,376
Medifast Inc*	932	21,566
Meridian Bioscience Inc	2,600	56,082
Merit Medical Systems Inc*	1,795	30,659
Midas Inc*	700	5,411
Molina Healthcare Inc*	800	28,024
Monro Muffler Brake Inc	1,800	58,824
Nash Finch Co	881	35,566
Natus Medical Inc*	1,600	25,376
Neogen Corp*	1,467	54,851
On Assignment Inc*	2,167	22,754
Palomar Medical Technologies Inc*	1,000	15,980
Par Pharmaceutical Cos Inc*	2,000	61,760
Parexel International Corp*	3,378	79,282
Peet's Coffee & Tea Inc*	600	25,656
PharMerica Corp*	1,800	21,150
Pre-Paid Legal Services Inc*	540	35,608
PSS World Medical Inc*	3,553	92,449
Questcor Pharmaceuticals Inc*	4,322	56,013
Regeneron Pharmaceuticals Inc*	5,052	183,235
RehabCare Group Inc*	1,733	64,381
Salix Pharmaceuticals Ltd*	4,028	134,294
Sanderson Farms Inc	1,018	42,094
Savient Pharmaceuticals Inc*	3,505	33,788
SFN Group Inc*	3,098	42,845
Snyders-Lance Inc	3,213	58,541
Spartan Stores Inc	1,300	19,591
Standard Register Co	613	2,109

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
StarTek Inc*	740	$4,114
SurModics Inc*	809	10,549
Symmetry Medical Inc*	2,200	19,888
TeleTech Holdings Inc*	1,900	43,282
Theragenics Corp*	1,389	2,431
TreeHouse Foods Inc*	2,461	128,390
TrueBlue Inc*	2,823	45,591
United Natural Foods Inc*	3,349	142,165
Universal Technical Institute Inc	1,300	23,920
Viad Corp	1,409	32,294
Viropharma Inc*	5,100	91,443
WD-40 Co	1,126	45,783
West Pharmaceutical Services Inc	2,100	86,331
Wright Express Corp*	2,661	135,711
Zoll Medical Corp*	1,200	55,536
Total Consumer, Non-Cyclical		6,148,760

Energy (5.76%)
Basic Energy Services Inc*	1,300	24,934
CARBO Ceramics Inc	1,501	186,078
Contango Oil & Gas Co*	893	54,723
Georesources Inc*	1,229	38,677
Gulf Island Fabrication Inc	900	27,873
Gulfport Energy Corp*	2,100	62,139
Headwaters Inc*	2,223	11,271
Holly Corp	3,070	175,419
Hornbeck Offshore Services Inc*	1,300	36,933
ION Geophysical Corp*	10,598	135,866
Lufkin Industries Inc	2,089	163,255
Matrix Service Co*	1,500	20,940
Oil States International Inc*	3,514	255,783
Penn Virginia Corp	2,700	43,929
Petroleum Development Corp*	1,627	76,355
Petroquest Energy Inc*	2,500	21,550
Pioneer Drilling Co*	2,900	32,828
SEACOR Holdings Inc	4,095	388,082
Seahawk Drilling Inc*	700	3,535
Stone Energy Corp*	3,374	102,165
Swift Energy Co*	2,894	124,297
Tetra Technologies Inc*	4,434	61,234
Total Energy		2,047,866

Financial (16.77%)
Acadia Realty Trust	2,180	43,164
AMERISAFE Inc*	1,249	24,930
Bank Mutual Corp	3,500	16,170
Bank of the Ozarks Inc	827	35,602
BioMed Realty Trust Inc	9,097	165,111
Boston Private Financial Holdings Inc	4,201	29,785
Brookline Bancorp Inc	3,628	37,695
Cedar Shopping Centers Inc	2,600	15,756
City Holding Co	946	32,401
Colonial Properties Trust	5,839	115,087
Columbia Banking System Inc	2,734	54,243
Community Bank System Inc	2,100	52,836
Delphi Financial Group Inc	3,777	116,936
DiamondRock Hospitality Co*	11,511	135,369
Dime Community Bancshares Inc	1,914	29,705
EastGroup Properties Inc	1,500	68,295
eHealth Inc*	1,639	20,553
Employers Holdings Inc	3,092	62,211
Entertainment Properties Trust	3,235	154,212
Extra Space Storage Inc	5,400	106,650
First Commonwealth Financial Corp	4,800	31,440

Company	Shares	Value (Note 1)
First BanCorp*	341	$1,582
First Financial Bancorp	4,036	68,329
First Financial Bankshares Inc	1,400	70,280
First Midwest Bancorp Inc	4,239	51,165
Forestar Group Inc*	2,000	38,520
Franklin Street Properties Corp	3,922	58,948
Getty Realty Corp	1,740	51,191
Glacier Bancorp Inc	3,950	61,739
Hancock Holding Co	2,051	71,108
Hanmi Financial Corp*	4,600	5,750
Healthcare Realty Trust Inc	4,479	104,361
Home Bancshares Inc	990	22,305
Home Properties Inc	2,616	154,135
Horace Mann Educators Corp	2,400	40,680
Independent Bank Corp	1,385	37,658
Infinity Property & Casualty Corp	809	49,114
Inland Real Estate Corp	3,700	34,854
Interactive Brokers Group Inc	2,600	40,170
Investment Technology Group Inc*	2,751	52,682
Kilroy Realty Corp	3,639	141,011
Kite Realty Group Trust	1,800	10,152
LaBranche & Co Inc*	3,500	14,700
LaSalle Hotel Properties	5,079	143,279
Lexington Realty Trust	8,649	81,906
LTC Properties Inc	1,500	43,830
Medical Properties Trust Inc	7,736	90,743
Mid-America Apartment Communities Inc	2,376	154,369
Nara Bancorp Inc*	1,163	12,188
National Financial Partners Corp*	2,400	33,936
National Penn Bancshares Inc	7,300	57,962
National Retail Properties Inc	5,152	132,355
Navigators Group Inc*	800	41,968
NBT Bancorp Inc	2,269	50,485
Old National Bancorp	5,190	58,128
optionsXpress Holdings Inc	2,500	40,525
Parkway Properties Inc	865	14,022
Pennsylvania Real Estate Investment Trust	3,850	55,594
Pinnacle Financial Partners Inc*	2,104	33,559
Piper Jaffray Cos*	1,018	41,891
Portfolio Recovery Associates Inc*	1,000	83,350
Post Properties Inc	3,391	132,249
Presidential Life Corp	1,505	15,080
PrivateBancorp Inc	3,486	49,920
ProAssurance Corp*	1,930	122,227
Prospect Capital Corp	5,800	70,412
Provident Financial Services Inc	3,500	51,835
PS Business Parks Inc	1,301	82,015
RLI Corp	1,092	62,692
S&T Bancorp Inc	1,500	33,450
Safety Insurance Group Inc	1,100	52,932
Saul Centers Inc	796	36,616
Selective Insurance Group Inc	3,244	58,976
Signature Bank*	2,822	146,434
Simmons First National Corp	826	23,772
Sovran Self Storage Inc	1,459	56,609
Sterling Bancorp	1,000	10,040
Sterling Bancshares Inc	7,088	64,146
Stewart Information Services Corp	928	10,347
Stifel Financial Corp*	2,446	175,476
Susquehanna Bancshares Inc	9,024	86,269
SWS Group Inc	1,780	9,594

Company	Shares	Value (Note 1)
Tanger Factory Outlet Centers	5,630	$150,040
Texas Capital Bancshares Inc*	2,500	63,100
Tompkins Financial Corp	440	18,040
Tower Group Inc	2,331	63,357
TradeStation Group Inc*	1,300	8,749
Trustco Bank Corp NY	5,018	30,259
UMB Financial Corp	1,780	70,986
Umpqua Holdings Corp	6,596	75,458
United Bankshares Inc	2,434	69,710
United Community Banks Inc*	2,690	3,685
United Fire & Casualty Co	1,500	31,035
Universal Health Realty Income Trust	868	34,520
Urstadt Biddle Properties Inc	1,400	27,146
Whitney Holding Corp	7,060	100,111
Wilmington Trust Corp	6,360	28,556
Wilshire Bancorp Inc	800	5,288
Wintrust Financial Corp	2,389	80,223
World Acceptance Corp*	952	56,939
Total Financial		5,966,968

Industrial (17.00%)
AAON Inc	800	24,560
AAR Corp*	2,578	70,354
Actuant Corp	4,389	124,209
Advanced Energy Industries Inc*	2,153	34,706
Aerovironment Inc*	1,045	30,315
Albany International Corp	1,699	41,388
AM Castle & Co*	759	13,085
American Science & Engineering Inc	603	56,682
Analogic Corp	900	48,780
AO Smith Corp	2,262	91,385
Apogee Enterprises Inc	1,775	24,264
Applied Industrial Technologies Inc	2,236	71,641
Arkansas Best Corp	1,481	35,129
Astec Industries Inc*	1,314	45,110
AZZ Inc	804	34,299
Badger Meter Inc	981	38,563
Barnes Group Inc	2,870	61,074
Bel Fuse Inc	579	12,680
Belden Inc	3,064	112,234
Benchmark Electronics Inc*	3,834	72,309
Brady Corp	3,344	119,515
Briggs & Stratton Corp	3,004	60,471
Bristow Group Inc*	2,161	103,555
Calgon Carbon Corp*	3,600	50,544
Cascade Corp	600	29,316
Ceradyne Inc*	1,721	65,794
Checkpoint Systems Inc*	2,228	48,526
CIRCOR International Inc	1,124	44,567
CLARCOR Inc	3,503	144,113
Cognex Corp	2,720	75,915
Comfort Systems USA Inc	2,300	30,521
CTS Corp	1,721	20,411
Cubic Corp	971	48,851
Curtiss-Wright Corp	2,954	109,003
Cymer Inc*	1,717	86,880
Daktronics Inc	1,886	21,595
Darling International Inc*	8,110	112,648
Dionex Corp*	1,177	138,674
Drew Industries Inc	1,200	27,756
Dycom Industries Inc*	2,323	40,095
Eagle Materials Inc	2,900	93,728
Electro Scientific Industries Inc*	1,841	28,057

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
EMCOR Group Inc*	4,304	$137,125
Encore Wire Corp	1,100	25,806
EnPro Industries Inc*	1,100	43,648
ESCO Technologies Inc	1,736	66,471
Esterline Technologies Corp*	1,986	142,138
FARO Technologies Inc*	1,000	35,650
Federal Signal Corp	4,325	27,983
FEI Co*	2,405	80,640
Forward Air Corp	1,656	49,067
GenCorp Inc*	2,884	14,968
Gerber Scientific Inc*	1,029	8,489
Gibraltar Industries Inc*	1,600	17,328
Griffon Corp*	2,720	32,803
Heartland Express Inc	3,631	60,238
HUB Group Inc*	2,500	87,400
II-VI Inc*	1,500	76,785
Insituform Technologies Inc*	2,572	66,460
Intermec Inc*	3,246	36,453
Intevac Inc*	1,100	14,047
John Bean Technologies Corp	1,600	30,352
Kaman Corp	1,548	49,335
Kaydon Corp	2,247	88,172
Knight Transportation Inc	3,784	70,420
Lawson Products Inc	456	10,976
Lindsay Corp	749	52,887
Littelfuse Inc	1,432	75,653
LoJack Corp*	1,100	6,578
LSB Industries Inc*	1,129	34,186
Lydall Inc*	745	6,660
Magnetek Inc*	1,366	2,759
Methode Electronics Inc	2,454	28,712
Moog Inc*	2,802	127,239
Movado Group Inc*	1,100	15,477
Mueller Industries Inc	2,395	81,382
Myers Industries Inc	1,536	15,544
NCI Building Systems Inc*	220	3,109
Newport Corp*	2,500	41,625
Old Dominion Freight Line Inc*	2,700	83,106
Orbital Sciences Corp*	3,900	69,381
Orion Marine Group Inc*	1,870	23,095
OSI Systems Inc*	1,100	41,382
Park Electrochemical Corp	1,318	41,912
Plexus Corp*	2,500	78,575
Powell Industries Inc*	616	23,032
Pulse Electronics Corp	2,470	14,919
Quanex Building Products Corp	2,196	41,482
Robbins & Myers Inc	3,121	133,048
Rofin-Sinar Technologies Inc*	1,700	65,926
Rogers Corp*	1,150	54,234
Simpson Manufacturing Co Inc	2,290	66,250
Standex International Corp	564	19,328
STR Holdings Inc*	2,800	50,708
Sturm Ruger & Co Inc	1,292	23,334
Teledyne Technologies Inc*	2,366	123,907
Tetra Tech Inc*	3,868	90,898
Texas Industries Inc	1,686	68,755
Tredegar Corp	1,471	28,714
Triumph Group Inc	4,914	425,502
TTM Technologies Inc*	2,500	43,850
Universal Forest Products Inc	1,181	40,272
Vicor Corp	1,051	16,007
Watts Water Technologies Inc	1,855	72,549
Total Industrial		6,048,033

Technology (10.63%)
Agilysys Inc*	1,491	7,485
ATMI Inc*	2,001	36,498

Company	Shares	Value (Note 1)
Avid Technology Inc*	2,399	$52,922
Blackbaud Inc	2,700	71,847
Bottomline Technologies Inc*	2,200	48,642
Brooks Automation Inc*	4,331	54,354
Cabot Microelectronics Corp*	1,500	73,230
CACI International Inc*	1,895	112,411
Ceva Inc*	1,529	34,861
Ciber Inc*	2,938	13,720
Cohu Inc	1,484	21,844
CommVault Systems Inc*	2,757	100,713
Computer Programs & Systems Inc	624	33,702
CSG Systems International Inc*	2,100	41,055
Cypress Semiconductor Corp*	11,531	241,689
Digi International Inc*	1,689	18,697
Diodes Inc*	2,499	72,371
DSP Group Inc*	1,496	11,803
Ebix Inc*	2,652	69,854
Epicor Software Corp*	3,100	31,930
EPIQ Systems Inc	2,381	32,882
Exar Corp*	2,852	18,452
Hittite Microwave Corp*	1,713	105,144
Hutchinson Technology Inc*	1,338	4,201
iGate Corp	2,019	36,544
Integral Systems Inc*	1,100	13,464
Interactive Intelligence Inc*	761	26,186
JDA Software Group Inc*	3,042	89,739
Kopin Corp*	3,225	14,158
Kulicke & Soffa Industries Inc*	4,127	39,578
Manhattan Associates Inc*	1,548	49,846
Mercury Computer Systems Inc*	2,030	38,529
Micrel Inc	3,300	44,352
Microsemi Corp*	5,251	115,680
MicroStrategy Inc*	530	62,991
MKS Instruments Inc	2,900	87,058
Monolithic Power Systems Inc*	2,491	38,486
MTS Systems Corp	1,024	47,421
NCI Inc*	409	9,366
Netscout Systems Inc*	2,000	49,980
Omnicell Inc*	2,000	26,880
Pericom Semiconductor Corp*	1,192	11,992
Power Integrations Inc	1,900	75,696
Progress Software Corp*	4,514	132,531
Quality Systems Inc	1,200	95,880
Radiant Systems Inc*	1,286	22,055
Radisys Corp*	829	6,906
RightNow Technologies Inc*	1,641	43,798
Rudolph Technologies Inc*	1,360	15,069
Sigma Designs Inc*	1,600	21,888
Smith Micro Software Inc*	1,902	17,822
Standard Microsystems Corp*	1,264	33,534
Stratasys Inc*	1,200	54,456
Super Micro Computer Inc*	1,744	26,073
Supertex Inc*	890	20,345
SYKES Enterprises Inc*	2,200	40,920
Synaptics Inc*	2,272	67,024
Synchronoss Technologies Inc*	1,600	54,816
SYNNEX Corp*	1,264	44,594
Take-Two Interactive Software Inc*	5,054	81,218
Taleo Corp*	2,813	90,832
Tessera Technologies Inc*	2,966	51,638
THQ Inc*	4,085	23,530
TriQuint Semiconductor Inc*	11,059	157,591
Tyler Technologies Inc*	2,000	44,240
Ultratech Inc*	1,126	27,835

Company	Shares	Value (Note 1)
Varian Semiconductor Equipment Associates Inc*	5,047	$240,791
Veeco Instruments Inc*	2,774	131,987
Volterra Semiconductor Corp*	1,868	47,130
Total Technology		3,782,756

Utilities (3.34%)
Allete Inc	1,680	63,504
American States Water Co	1,045	35,049
Avista Corp	3,283	73,277
Central Vermont Public Service Corp	573	12,182
CH Energy Group Inc	1,008	49,452
El Paso Electric Co*	2,842	79,860
Laclede Group Inc	1,463	56,896
New Jersey Resources Corp	2,721	113,819
Northwest Natural Gas Co	1,701	79,947
NorthWestern Corp	2,200	65,362
Piedmont Natural Gas Co Inc	5,013	146,881
South Jersey Industries Inc	2,000	109,720
Southwest Gas Corp	2,879	111,907
UIL Holdings Corp	3,440	105,746
Unisource Energy Corp	2,352	85,754
Total Utilities		1,189,356

Total Common Stock (Cost $27,989,068)		32,773,457

Short-Term Investments (1.40%)

United States Treasury Bills (1.40%)	Par Value
United States T-Bill 6/2/2011 (b)	$500,000	499,830
Total United States Treasury Bills		499,830

Total Short-Term Investments (Cost $499,580)		499,830

Total Investments (Cost $28,488,648) (a) (93.51%)		33,273,287
Other Net Assets (6.49%)		2,308,526
Net Assets (100.00%)		$35,581,813

*	Non-Income Producing Security

(a)	Aggregate cost for federal income tax purpose is $28,489,001.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8,811,041
Unrealized depreciation	(4,026,755)
Net unrealized appreciation	$4,784,286

(b)	At February 28, 2011, certain United States Treasury Bills with a market value of $499,830 were pledged to cover margin requirements for futures contracts.

(c)	Futures contracts at February 28, 2011: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
32 / Mar 2011 / Long	$107,600

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments (Unaudited)	2/28/2011
Company	Shares	Value (Note 1)
Common Stock (99.55%)

Basic Materials (2.96%)
Chemicals (2.77%)
EI du Pont de Nemours & Co	8,550	$469,139
PPG Industries Inc	24,300	2,147,634
Praxair Inc	15,167	1,507,296
Sensient Technologies Corp	17,000	567,460
		4,691,529
Iron / Steel (0.19%)
United States Steel Corp	5,700	327,693

Total Basic Materials		5,019,222

Communications (6.03%)
Media (1.52%)
McGraw-Hill Cos Inc	21,678	838,505
Walt Disney Co	39,635	1,733,635
		2,572,140
Telecommunications (4.51%)
AT&T Inc	67,869	1,926,122
Cisco Systems Inc*	53,000	983,680
Harris Corp	9,840	459,134
QUALCOMM Inc	21,075	1,255,649
Rogers Communications Inc	15,840	559,152
Verizon Communications Inc	67,370	2,487,300
		7,671,037

Total Communications		10,243,177

Consumer, Cyclical (7.15%)
Auto Manufacturers (0.66%)
Ford Motor Co*	74,200	1,116,710

Retail (6.49%)
Best Buy Co Inc	16,900	544,856
CVS Caremark Corp	20,500	677,730
Home Depot Inc	35,450	1,328,312
Ltd Brands Inc	26,100	835,722
Lowe's Cos Inc	16,060	420,290
McDonald's Corp	25,868	1,957,690
Ross Stores Inc	7,092	510,908
Starbucks Corp	44,300	1,461,014
TJX Cos Inc	10,550	526,129
Target Corp	25,139	1,321,054
Wal-Mart Stores Inc	27,500	1,429,450
		11,013,155

Total Consumer, Cyclical		12,129,865

Consumer, Non-Cyclical (20.05%)
Agriculture (2.26%)
Altria Group Inc	36,200	918,394
Lorillard Inc	5,800	445,266
Philip Morris International Inc	26,175	1,643,267
Reynolds American Inc	24,384	836,859
		3,843,786
Beverages (0.86%)
PepsiCo Inc	23,000	1,458,660

Biotechnology (1.10%)
Amgen Inc*	6,700	343,911
Celgene Corp*	19,135	1,016,069
Gilead Sciences Inc*	13,000	506,740
		1,866,720

Company	Shares	Value (Note 1)
Commercial Services (0.52%)
Lender Processing Services Inc	17,011	$579,565
Moody's Corp	9,592	305,985
		885,550
Cosmetics / Personal Care (1.77%)
Alberto-Culver Co	10,800	402,192
Colgate-Palmolive Co	7,000	549,640
Procter & Gamble Co	32,580	2,054,169
		3,006,001
Food (2.54%)
ConAgra Foods Inc	29,050	672,798
HJ Heinz Co	15,000	753,300
Kraft Foods Inc	41,134	1,309,707
McCormick & Co Inc	16,500	786,225
Safeway Inc	17,400	379,668
Sara Lee Corp	23,800	407,456
		4,309,154
Healthcare - Products (2.84%)
Baxter International Inc	31,386	1,668,166
Covidien PLC	8,835	454,561
Hologic Inc*	16,200	326,916
Johnson & Johnson	30,000	1,843,200
Varian Medical Systems Inc*	7,640	529,299
		4,822,142
Healthcare - Services (2.50%)
Aetna Inc	14,384	537,386
Healthsouth Corp*	74,000	1,791,540
UnitedHealth Group Inc	10,500	447,090
WellPoint Inc*	22,100	1,468,987
		4,245,003
Household Products / Wares (0.92%)
Fortune Brands Inc	5,146	318,332
Kimberly-Clark Corp	11,500	757,850
Tupperware Brands Corp	9,000	482,850
		1,559,032
Pharmaceuticals (4.74%)
Abbott Laboratories	28,510	1,371,331
AmerisourceBergen Corp	31,212	1,183,247
Eli Lilly & Co	62,080	2,145,485
Merck & Co Inc	21,200	690,484
Pfizer Inc	138,356	2,661,969
		8,052,516

Total Consumer, Non-Cyclical		34,048,564

Energy (18.85%)
Oil & Gas (13.87%)
Anadarko Petroleum Corp	21,340	1,746,252
Apache Corp	25,626	3,193,512
BP PLC	62,230	3,016,288
Chevron Corp	58,524	6,071,864
ConocoPhillips	19,648	1,529,990
Devon Energy Corp	15,952	1,458,651
Exxon Mobil Corp	46,936	4,014,435
Royal Dutch Shell PLC	25,500	1,842,375
Transocean Ltd*	2,700	228,501
Valero Energy Corp	16,100	453,698
		23,555,566
Oil & Gas Services (4.12%)
Baker Hughes Inc	40,055	2,845,908
Ensco PLC	13,670	766,887
Schlumberger Ltd	25,500	2,382,210
Weatherford International Ltd*	41,120	994,282
		6,989,287

Company	Shares	Value (Note 1)
Pipelines (0.86%)
Enterprise Products Partners LP	12,000	$523,200
Plains All American Pipeline LP	7,000	458,290
Spectra Energy Corp	18,000	481,500
		1,462,990

Total Energy		32,007,843

Financial (16.90%)
Banks (8.15%)
Bank of America Corp	74,367	1,062,704
Bank of New York Mellon Corp	21,450	651,866
Goldman Sachs Group Inc	21,250	3,480,324
JPMorgan Chase & Co	80,198	3,744,444
State Street Corp	14,400	643,968
US Bancorp	60,600	1,680,438
Wells Fargo & Co	79,429	2,562,380
		13,826,124
Diversified Financial Services (5.06%)
Charles Schwab Corp	54,460	1,033,106
Citigroup Inc*	273,101	1,278,113
Franklin Resources Inc	16,100	2,022,482
Morgan Stanley	110,450	3,278,155
NYSE Euronext	26,450	978,650
		8,590,506
Insurance (3.53%)
Arthur J Gallagher & Co	32,400	1,017,360
Aspen Insurance Holdings Ltd	26,315	777,608
Marsh & McLennan Cos Inc	13,600	413,984
Principal Financial Group Inc	28,150	964,419
Prudential Financial Inc	22,375	1,472,946
StanCorp Financial Group Inc	11,150	512,900
Travelers Cos Inc	14,000	839,020
		5,998,237
Savings & Loans (0.16%)
New York Community Bancorp Inc	15,000	279,900

Total Financial		28,694,767

Industrial (13.41%)
Aerospace/Defense (3.80%)
Boeing Co	17,000	1,224,170
Goodrich Corp	19,000	1,638,370
Northrop Grumman Corp	8,600	573,448
Rockwell Collins Inc	12,400	799,056
United Technologies Corp	26,500	2,213,810
		6,448,854
Electronics (0.48%)
Agilent Technologies Inc*	9,870	415,330
Tyco Electronics Ltd	10,950	394,638
		809,968

Machinery - Construction & Mining (2.51%)
Caterpillar Inc	41,342	4,255,331

Metal Fabricate / Hardware (0.18%)
Worthington Industries Inc	16,100	311,696

Miscellaneous Manufacturing (4.47%)
3M Co	23,812	2,196,181
Barnes Group Inc	19,140	407,299
Danaher Corp	38,300	1,937,980

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2011

Company	Shares	Value (Note 1)
General Electric Co	100,325	$2,098,799
Tyco International Ltd	8,835	400,579
ITT Corp	9,534	552,305
		7,593,143
Transportation (1.97)%
FedEx Corp	4,830	434,797
Tidewater Inc	8,980	558,646
Union Pacific Corp	5,475	522,370
United Parcel Service Inc	19,260	1,421,388
Seaspan Corp	25,000	400,500
		3,337,701

Total Industrial		22,756,693

Technology (8.89%)
Computers (2.60%)
Dell Inc*	7,300	115,559
Diebold Inc	11,000	386,760
EMC Corp*	29,720	808,681
Hewlett-Packard Co	34,500	1,505,235
International Business Machines Corp	9,860	1,596,137
		4,412,372
Office/Business Equipment (0.21%)
Pitney Bowes Inc	14,200	357,556

Semiconductors (3.62%)
Analog Devices Inc	14,040	559,915
Intel Corp	122,563	2,631,428
KLA-Tencor Corp	10,440	509,681
Linear Technology Corp	26,180	904,781
Maxim Integrated Products Inc	12,240	337,579
Taiwan Semiconductor Manufacturing Co Ltd	30,000	368,700
Texas Instruments Inc	16,500	587,565
Marvell Technology Group Ltd*	13,050	238,554
		6,138,203
Software (2.46%)
Microsoft Corp	77,733	2,066,143
Oracle Corp	64,130	2,109,877
		4,176,020

Total Technology		15,084,151

Company	Shares	Value (Note 1)
Utilities (5.31%)
Electric (4.54%)
Ameren Corp	21,000	$587,160
Consolidated Edison Inc	31,700	1,584,366
DTE Energy Co	7,000	329,560
Duke Energy Corp	60,100	1,081,199
Entergy Corp	11,946	850,555
Exelon Corp	18,746	782,833
FirstEnergy Corp	8,574	328,395
NextEra Energy Inc	11,200	621,264
Pinnacle West Capital Corp	11,000	464,530
Progress Energy Inc	8,000	365,680
Southern Co	11,500	438,265
Wisconsin Energy Corp	4,500	266,400
		7,700,207
Gas (0.77%)
Nicor Inc	7,000	369,180
NiSource Inc	27,000	517,320
Sempra Energy	8,050	428,502
		1,315,002

Total Utilities		9,015,209

Total Common Stock (Cost $137,419,270)		168,999,491

Short-Term Investments (0.06%)

United States Treasury Bills (0.06%)	Par Value
United States T-Bill 05/12/2011 (b)	$100,000	99,979
Total United States Treasury Bills		99,979

Total Short-Term Investments (Cost $99,971)		99,979

Total Investments (Cost $137,519,241) (a) (99.61%)		169,099,470
Other Net Assets (0.39%)		655,899
Net Assets (100.00%)		$169,755,369

*	Non-Income Producing Security

Company	Shares	Value (Note 1)

(a)	Aggregate cost for federal income tax purpose is $137,932,412.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$44,602,702
Unrealized depreciation	(13,435,644)
Net unrealized appreciation	$31,167,058

(b)	At February 28, 2011, certain United States Treasury Bills with a market value of $99,979 were pledged to cover margin requirements for futures contracts.

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2011

Company	Shares	Value (Note 1)
Common Stock (98.50%)

Basic Materials (11.46%)
Chemicals (2.94%)
BASF SE ADR	3,488	$289,923
Bayer AG ADR	1,515	117,761
		407,684
Iron / Steel (0.98%)
ArcelorMittal ADR	3,700	135,679

Mining (7.54%)
Anglo American PLC ADR	11,403	308,223
BHP Billiton Ltd ADR	4,500	425,700
Rio Tinto PLC ADR	4,400	312,752
		1,046,675

Total Basic Materials		1,590,038

Communications (12.74%)
Telecommunications (12.74%)
Deutsche Telekom AG ADR	11,525	154,666
France Telecom SA ADR	7,700	171,017
Nokia OYJ ADR	15,928	137,459
Telefonaktiebolaget LM Ericsson ADR	12,888	165,482
Telefonica SA ADR	18,495	472,917
Vodafone Group PLC ADR	23,233	664,928
Total Communications		1,766,469

Consumer, Cyclical (1.95%)
Auto Manufacturers (1.95%)
Daimler AG ADR*	3,835	270,598
Total Consumer, Cyclical		270,598

Consumer, Non-Cyclical (21.22%)
Agriculture (2.40%)
British American Tobacco PLC ADR	4,100	332,633

Beverages (3.44%)
Anheuser-Busch InBev NV ADR	4,700	263,341
Diageo PLC ADR	2,735	214,041
		477,382
Food (6.49%)
Nestle SA ADR	12,412	702,767
Unilever NV ADR	6,508	196,802
		899,569

Company	Shares	Value (Note 1)
Pharmaceuticals (8.89%)
Novartis AG ADR	10,757	$605,296
Roche Holding AG ADR	9,632	361,778
Sanofi-Aventis SA ADR	7,700	266,266
		1,233,340

Total Consumer, Non-Cyclical		2,942,924

Energy (14.55%)
Oil & Gas (14.55%)
BP PLC ADR	12,876	624,100
ENI SpA ADR	7,482	365,496
Royal Dutch Shell PLC ADR	7,220	521,645
Total SA ADR	8,258	506,215
Total Energy		2,017,456

Financial (22.55%)
Banks (18.26%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	183,455
Banco Santander SA ADR	36,958	454,583
Barclays PLC ADR	8,751	181,758
BNP Paribas ADR	5,452	213,228
Deutsche Bank AG ADR	5,544	355,814
HSBC Holdings PLC ADR	11,565	637,116
Intesa Sanpaolo SpA ADR	5,800	117,856
Societe Generale ADR	10,900	153,036
UBS AG ADR*	11,792	234,071
		2,530,917
Diversified Financial Services (1.35%)
Credit Suisse Group AG ADR	4,053	187,370

Insurance (2.94%)
Allianz SE ADR	18,157	262,187
AXA SA ADR	6,984	146,245
		408,432

Total Financial		3,126,719

Industrial (9.69%)
Building Materials (0.67%)
CRH PLC ADR	4,000	92,280

Electronics (0.99%)
Koninklijke Philips Electronics NV ADR	4,184	136,817

Metal Fabricate / Hardware (0.06%)
APERAM ADR*	185	7,715

Company	Shares	Value (Note 1)
Miscellaneous Manufacturing (7.97%)
Siemens AG ADR	8,235	$1,107,112

Total Industrial		1,343,924

Technology (1.60%)
Software (1.60%)
SAP AG ADR	3,667	221,487
Total Technology		221,487

Utilities (2.74%)
Electric (1.64%)
E.ON AG ADR	6,935	227,815

Gas (1.10%)
GDF Suez ADR	3,758	152,800

Total Utilities		380,615

Total Common Stock (Cost $12,709,053)		13,660,230

Short-Term Investments (0.72%)

United States Treasury Bills (0.72%)	Par Value
United States T-Bill 6/2/2011	$100,000	99,966
Total United States Treasury Bills		99,966

Total Short-Term Investments (Cost $99,916)		99,966

Total Investments (Cost $12,808,969) (a) (99.22%)		13,760,196
Other Net Assets (0.78%)		108,571
Net Assets (100.00%)		$13,868,767

*	Non-Income Producing Security

(a)	Aggregate cost for federal income tax purpose is $12,809,529.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,568,547
Unrealized depreciation	(1,617,880)
Net unrealized appreciation	$950,667

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2011

Company	Shares	Value (Note 1)
Common Stock (94.67%)

Basic Materials (0.34%)
Sigma-Aldrich Corp	1,436	$91,746
Total Basic Materials		91,746

Communications (25.68%)
Amazon.com Inc*	3,600	623,844
Baidu Inc*	3,290	398,616
Cisco Systems Inc*	24,952	463,109
Comcast Corp	17,622	453,943
DIRECTV*	8,045	369,829
DISH Network Corp*	2,514	58,451
eBay Inc*	11,817	395,929
Expedia Inc	3,216	63,870
Google Inc*	1,809	1,109,641
Liberty Media Corp - Interactive*	6,500	104,390
Millicom International Cellular SA	1,282	112,303
News Corp	17,371	301,734
NII Holdings Inc*	1,993	81,633
Priceline.com Inc*	588	266,881
QUALCOMM Inc	24,725	1,473,116
Symantec Corp*	10,283	185,402
VeriSign Inc	1,969	69,486
Virgin Media Inc	4,110	111,956
Vodafone Group PLC	7,952	227,586
Yahoo! Inc*	8,210	134,644
Total Communications		7,006,363

Consumer, Cyclical (7.61%)
Bed Bath & Beyond Inc*	4,298	206,949
Cintas Corp	2,196	61,752
Costco Wholesale Corp	2,822	211,057
Fastenal Co	1,708	106,118
Mattel Inc	5,073	127,129
O'Reilly Automotive Inc*	1,672	92,930
PACCAR Inc	4,979	249,597
Ross Stores Inc	1,421	102,369
Sears Holdings Corp*	1,385	115,384
Staples Inc	5,531	117,810
Starbucks Corp	12,608	415,812
Urban Outfitters Inc*	1,802	69,161
Wynn Resorts Ltd	1,637	201,236
Total Consumer, Cyclical		2,077,304

Consumer, Non-Cyclical (13.84%)
Amgen Inc*	5,754	295,353
Apollo Group Inc*	1,751	79,250
Automatic Data Processing Inc	4,351	217,550
Biogen Idec Inc*	3,654	249,934
Celgene Corp*	5,560	295,236
Cephalon Inc*	800	45,048
DENTSPLY International Inc	1,688	63,081
Express Scripts Inc*	5,992	336,870
Genzyme Corp*	4,058	306,176
Gilead Sciences Inc*	10,810	421,374
Henry Schein Inc*	1,000	68,980
Hologic Inc*	3,000	60,540
Illumina Inc*	1,290	89,526

Company	Shares	Value (Note 1)
Intuitive Surgical Inc*	474	$155,448
Life Technologies Corp*	2,232	119,122
Mylan Inc*	3,800	86,906
Patterson Cos Inc	1,604	53,542
Paychex Inc	4,182	140,641
QIAGEN NV*	2,864	59,084
Teva Pharmaceutical Industries Ltd	8,979	449,848
Vertex Pharmaceuticals Inc*	2,558	119,382
Warner Chilcott PLC	2,719	64,386
Total Consumer, Non-Cyclical		3,777,277

Energy (0.49%)
First Solar Inc*	910	134,125
Total Energy		134,125

Industrial (2.93%)
CH Robinson Worldwide Inc	1,946	140,871
Expeditors International of Washington Inc	2,400	114,720
Flextronics International Ltd*	9,539	77,171
FLIR Systems Inc	1,650	53,295
Foster Wheeler AG*	1,800	65,088
Garmin Ltd	2,380	80,801
JB Hunt Transport Services Inc	1,368	56,922
Joy Global Inc	1,200	116,856
Stericycle Inc*	1,100	95,062
Total Industrial		800,786

Technology (43.78%)
Activision Blizzard Inc*	13,814	153,612
Adobe Systems Inc*	6,265	216,143
Altera Corp	5,102	213,570
Apple Inc*	14,428	5,096,113
Applied Materials Inc	8,472	139,195
Autodesk Inc*	2,800	117,740
BMC Software Inc*	2,589	128,156
Broadcom Corp	4,880	201,154
CA Inc	6,092	150,960
Cerner Corp*	995	99,948
Check Point Software Technologies Ltd*	2,506	124,899
Citrix Systems Inc*	2,599	182,346
Cognizant Technology Solutions Corp*	3,537	271,889
Dell Inc*	8,780	138,987
Electronic Arts Inc*	3,704	69,635
Fiserv Inc*	2,324	147,039
Infosys Technologies Ltd	1,300	86,710
Intel Corp	23,595	506,585
Intuit Inc*	4,867	255,907
KLA-Tencor Corp	2,582	126,053
Lam Research Corp*	1,471	80,758
Linear Technology Corp	3,449	119,197
Logitech International SA*	2,100	39,627
Marvell Technology Group Ltd*	7,273	132,950
Maxim Integrated Products Inc	3,250	89,635
Microchip Technology Inc	1,644	60,680
Microsoft Corp	36,820	978,676

Company	Shares	Value (Note 1)
NetApp Inc*	4,214	$217,695
NVIDIA Corp*	6,297	142,690
Oracle Corp	25,488	838,555
Research In Motion Ltd*	6,796	449,487
SanDisk Corp*	2,835	140,616
Seagate Technology PLC*	6,070	77,089
Xilinx Inc	4,476	148,827
Total Technology		11,943,123

Total Common Stock (Cost $16,156,047)		25,830,724

Short-Term Investments (0.73%)

United States Treasury Bills (0.73%)	Par Value
United States T-Bill 03/31/2011 (b)	$200,000	199,975
Total United States Treasury Bills		199,975

Total Short-Term Investments (Cost $199,975)		199,975

Total Investments (Cost $16,356,022) (a) (95.40%)		26,030,699
Other Net Assets (4.60%)		1,255,095
Net Assets (100.00%)		$27,285,794

*	Non-Income Producing Security

(a)	Aggregate cost for federal income tax purpose is $16,357,257.

At February 28, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,135,577
Unrealized depreciation	(1,462,135)
Net unrealized appreciation	$9,673,442

(b)	At February 28, 2011, certain United States Treasury Bills with a market value of $199,975 were pledged to cover margin requirements for futures contracts.

(c)	Futures contracts at February 28, 2011: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
32 / Mar 2011 / Long	$34,395

See accompanying notes to financial statements

Statements of Assets & Liabilities February 28, 2011 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$99,025,628	$12,201,227	$58,319,536	$38,796,570	$15,639,685	$61,894,612
Market value of investments (Note 1)	97,794,095	12,355,113	58,319,536	39,399,473	15,823,255	61,894,612
Cash	25,550	71,492	67,602	16,163	51,794	28,883
Interest receivable	1,339,652	117,344	65,148	393,893	52,696	—
Receivable for fund shares sold	2,549	—	16,159	142,427	5,948	15,511
Receivable from investment advisor	—	—	—	—	—	7,853
Total Assets	$99,161,846	$12,543,949	$58,468,445	$39,951,956	$15,933,693	$61,946,859

Liabilities
Payable for fund shares repurchased	22,293	16,437	327,598	51,915	1,001	253,586
Payable to investment advisor	37,699	2,262	1,713	11,436	2,147	—
Distributions payable	87,218	6,689	—	2,868	118	—
Accrued 12b-1 fee - A Shares	—	—	—	226	—	—
Accrued 12b-1 fee - B Shares	—	—	—	72	—	—
Accrued 12b-1 fee - K Shares	—	—	—	1,675	703	49
Accrued shareholder service fee - B Shares	—	—	—	69	—	—
Accrued shareholder service fee - K Shares	—	—	—	1,741	712	77
Accrued administration fee	7,008	899	4,307	2,874	1,141	4,425
Accrued expenses	5,893	623	1,423	6,351	837	1,320
Total Liabilities	$160,111	$26,910	$335,041	$79,227	$6,659	$259,457

Net Assets:	$99,001,735	$12,517,039	$58,133,404	$39,872,729	$15,927,034	$61,687,402

Net Assets at February 28, 2011 consist of
Paid-in capital	100,048,896	12,381,829	58,136,661	40,163,197	15,750,703	61,687,105
Undistributed net investment income	144,472	4,050	—	7,613	891	772
Accumulated net realized gains (losses)	39,900	(22,726)	(3,257)	(900,984)	(8,130)	(475)
Unrealized appreciation (depreciation) of investments	(1,231,533)	153,886	—	602,903	183,570	—
	$99,001,735	$12,517,039	$58,133,404	$39,872,729	$15,927,034	$61,687,402

Net Assets
Direct Shares	$99,001,735	$12,517,039	$58,133,404	$30,452,878	$12,513,264	$57,516,173
A Shares	$—	$—	$—	$902,691	$—	$—
B Shares	$—	$—	$—	$189,688	$—	$—
K Shares	$—	$—	$—	$8,327,472	$3,413,770	$4,171,229

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	8,965,029	1,197,298	58,200,032	2,940,348	1,212,532	57,518,378
A Shares (no par value, unlimited shares authorized)	—	—	—	86,941	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	18,281	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	802,016	330,002	4,169,531

Net asset value per share
Direct Shares	$11.04	$10.45	$1.00	$10.36	$10.32	$1.00
A Shares	$—	$—	$—	$10.38	$—	$—
B Shares	$—	$—	$—	$10.38	$—	$—
K Shares	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements

Statements of Assets & Liabilities February 28, 2011 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$63,119,929	$96,405,583	$28,488,648	$137,519,241	$12,808,969	$16,356,022
Market value of investments (Note 1)	90,785,069	144,617,075	33,273,287	169,099,470	13,760,196	26,030,699
Cash	165,053	1,947,553	2,324,108	166,691	80,765	1,237,091
Dividend receivable	192,614	125,417	15,114	506,128	35,519	23,375
Receivable for fund shares sold	12,417	16,155	15,369	134,480	10,170	13,145
Variation margin receivable	2,190	6,720	3,520	—	—	3,200
Prepaid Expenses	439	211	62	—	—	683
Total Assets	$91,157,782	$146,713,131	$35,631,460	$169,906,769	$13,886,650	$27,308,193

Liabilities
Payable for fund shares repurchased	75,289	108,724	32,902	31,564	7,307	13,870
Payable to investment advisor	6,869	40,208	9,703	64,779	5,467	2,795
Accrued 12b-1 fee - A Shares	—	—	—	2,127	—	—
Accrued 12b-1 fee - B Shares	—	—	—	1,012	—	—
Accrued 12b-1 fee - K Shares	1,895	1,740	2,152	1,468	1,355	1,610
Accrued shareholder service fee - B Shares	—	—	—	671	—	—
Accrued shareholder service fee - K Shares	2,929	1,727	2,354	1,741	1,596	2,137
Accrued administration fee	6,470	10,392	2,536	12,042	978	1,987
Accrued expenses	—	—	—	35,996	1,180	—
Total Liabilities	$93,452	$162,791	$49,647	$151,400	$17,883	$22,399

Net Assets:	$91,064,330	$146,550,340	$35,581,813	$169,755,369	$13,868,767	$27,285,794

Net Assets at February 28, 2011 consist of
Paid-in capital	66,754,305	98,103,376	29,415,801	153,661,385	13,449,107	28,244,841
Undistributed net investment income	232,083	(1,052)	(35,417)	454,979	23,430	2,891
Accumulated net realized gains (losses)	(3,604,338)	137,994	1,309,190	(15,941,224)	(554,997)	(10,671,010)
Unrealized appreciation (depreciation) of investments	27,665,140	48,211,492	4,784,639	31,580,229	951,227	9,674,677
Unrealized appreciation of futures contracts	17,140	98,530	107,600	—	—	34,395
	$91,064,330	$146,550,340	$35,581,813	$169,755,369	$13,868,767	$27,285,794

Net Assets
Direct Shares	$81,636,902	$137,872,292	$24,819,689	$147,476,994	$6,990,141	$19,262,421
A Shares	$—	$—	$—	$12,290,224	$—	$—
B Shares	$—	$—	$—	$2,639,871	$—	$—
K Shares	$9,427,428	$8,678,048	$10,762,124	$7,348,280	$6,878,626	$8,023,373

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	3,017,364	5,773,162	1,561,978	8,326,368	780,392	3,242,237
A Shares (no par value, unlimited shares authorized)	—	—	—	694,276	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	149,338	—	—
K Shares (no par value, unlimited shares authorized)	347,807	365,119	684,364	417,498	766,797	1,384,357

Net asset value per share
Direct Shares	$27.06	$23.88	$15.89	$17.71	$8.96	$5.94
A Shares	$—	$—	$—	$17.70	$—	$—
B Shares	$—	$—	$—	$17.68	$—	$—
K Shares	$27.11	$23.77	$15.73	$17.60	$8.97	$5.80

See accompanying notes to financial statements

Statements of Operations February 28, 2011 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,391,654	$233,562	$74,102	$569,872	$101,913	$54,798
Total	2,391,654	233,562	74,102	569,872	101,913	54,798

Expenses
Management fees (Note 2)	259,767	32,464	132,337	103,198	39,524	174,649
Administration fees (Note 2)	42,558	5,300	21,758	16,857	6,467	28,373
Transfer agent fees	16,766	7,456	10,420	19,435	8,691	18,414
Accounting services	24,314	6,599	11,928	16,088	7,877	16,480
Custodian fees	4,215	995	2,655	2,312	1,024	3,414
Legal, audit, and compliance fees (Note 2)	18,514	4,374	10,322	8,574	4,827	12,985
Trustees fees	1,692	1,721	1,797	1,725	1,747	1,725
Insurance	1,814	235	948	649	266	984
Printing	1,804	265	1,531	1,548	467	2,748
Registration and dues	1,879	377	1,064	7,667	678	5,664
12b-1 fees - A Shares (Note 2)	—	—	—	1,695	—	—
12b-1 fees - B Shares (Note 2)	—	—	—	523	—	—
12b-1 fees - K Shares (Note 2)	—	—	—	10,832	4,184	1,492
Shareholder service fee - B Shares (Note 2)	—	—	—	261	—	—
Shareholder service fee - K Shares (Note 2)	—	—	—	10,832	4,184	1,492
Total expenses	373,323	59,786	194,760	202,196	79,936	268,420
Less reimbursement from manager (Note 2)	—	(15,634)	(120,658)	(25,320)	(24,930)	(213,622)
Net expenses	373,323	44,152	74,102	176,876	55,006	54,798
Net investment income	2,018,331	189,410	—	392,996	46,907	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	23,401	(14,716)	—	(94)	145	319
Change in unrealized appreciation (depreciation) of investments	(5,787,173)	(338,996)	—	(1,250,075)	(59,864)	—
Net realized and unrealized gain (loss) of investments	(5,763,772)	(353,712)	—	(1,250,169)	(59,719)	319
Net increase (decrease) in net assets resulting from operations	$(3,745,441)	$(164,302)	$—	$(857,173)	$(12,812)	$319

See accompanying notes to financial statements

Statements of Operations February 28, 2011 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$262	$507	$2,118	$215	$194	$142
Dividend income (net of foreign tax witheld: $0; $29; $0; $8,192; $1,393; $463 respectively)	875,444	869,187	224,799	1,989,119	136,324	122,468
Total	875,706	869,694	226,917	1,989,334	136,518	122,610

Expenses
Management fees (Note 2)	104,233	261,770	79,682	394,237	54,106	61,041
Administration fees (Note 2)	34,238	53,801	13,107	64,696	5,221	10,052
Transfer agent fees	16,856	16,465	13,397	113,861	10,349	12,882
Accounting services	24,779	33,982	15,967	40,214	7,374	9,808
Custodian fees	4,565	6,598	2,118	7,475	1,048	1,562
Legal, audit, and compliance fees (Note 2)	14,905	21,921	7,306	23,230	4,457	6,221
Trustees fees	1,805	1,827	1,831	1,665	1,811	1,838
Insurance	1,305	2,007	469	1,953	207	352
Printing	4,190	4,030	1,824	22,978	1,060	1,730
Registration and dues	3,567	4,423	2,041	15,931	1,348	1,570
12b-1 fees - A Shares (Note 2)	—	—	—	14,467	—	—
12b-1 fees - B Shares (Note 2)	—	—	—	6,384	—	—
12b-1 fees - K Shares (Note 2)	10,656	9,581	11,939	8,091	7,929	8,512
Shareholder service fee - B Shares (Note 2)	—	—	—	3,192	—	—
Shareholder service fee - K Shares (Note 2)	10,656	9,581	11,939	8,091	7,929	8,512
Licensing fee	4,841	5,912	1,347	—	—	2,488
Total expenses	236,596	431,898	162,967	726,465	102,839	126,568
Less reimbursement from manager (Note 2)	(65,188)	(33,169)	(21,160)	—	(23,327)	(49,724)
Net expenses	171,408	398,729	141,807	726,465	79,512	76,844
Net investment income	704,298	470,965	85,110	1,262,869	57,006	45,766

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	9,770	2,559,966	1,712,766	(127,883)	(49,593)	596
Net realized gain (loss) from futures contracts	61,590	817,530	793,290	50,060	—	91,253
Change in unrealized appreciation (depreciation) of investments	19,073,032	33,717,137	6,493,432	36,258,892	2,394,964	6,390,069
Change in unrealized appreciation (depreciation) of futures contracts	27,065	100,948	328,905	—	—	37,640
Net realized and unrealized gain (loss) on investments	19,171,457	37,195,581	9,328,393	36,181,069	2,345,371	6,519,558
Net increase (decrease) in net assets resulting from operations	$19,875,755	$37,666,546	$9,413,503	$37,443,938	$2,402,377	$6,565,324

See accompanying notes to financial statements

Statements of Changes in Net Assets February 28, 2011 (Unaudited)

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations
Net investment income	$2,018,331	$4,365,982	$189,410	$393,688	$—	$—
Net realized gain (loss) on investments	23,401	447,204	(14,716)	46,750	—	—
Change in unrealized appreciation (depreciation) of investments	(5,787,173)	3,660,434	(338,996)	93,457	—	—
Net increase (decrease) in net assets resulting from operations	(3,745,441)	8,473,620	(164,302)	533,895	—	—

Distributions to shareholders
Distributions from net investment income	(2,034,532)	(4,359,398)	(186,436)	(396,279)	—	—
Distributions from realized capital gains on investments	(458,638)	(7,641)	(34,726)	(8,255)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(6,545,764)	12,020	(934,562)	(1,369,481)	10,789,891	(26,941,529)
Total increase (decrease)	(12,784,375)	4,118,601	(1,320,026)	(1,240,120)	10,789,891	(26,941,529)

Net assets
Beginning of period	111,786,110	107,667,509	13,837,065	15,077,185	47,343,513	74,285,042
End of period	$99,001,735	$111,786,110	$12,517,039	$13,837,065	$58,133,404	$47,343,513
Including undistributed net investment income of:	$144,472	$160,673	$4,050	$1,076	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations
Net investment income	$392,996	$882,522	$46,907	$144,132	$—	$—
Net realized gain (loss) on investments	(94)	(58,168)	145	120,313	319	155
Change in unrealized appreciation (depreciation) of investments	(1,250,075)	1,041,946	(59,864)	90,894	—	—
Net increase (decrease) in net assets resulting from operations	(857,173)	1,866,300	(12,812)	355,339	319	155

Distributions to shareholders
Distributions from net investment income
Direct shares	(330,722)	(683,596)	(43,068)	(128,391)	—	—
A Shares	(11,138)	(4,439)	—	—	—	—
B Shares	(1,310)	(596)	—	—	—	—
K Shares	(69,022)	(219,329)	(3,523)	(17,191)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(63,333)	—	(756)	(27,791)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	(16,594)	—	(39)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,601,520)	(827,096)	261,106	(643,453)	(9,152,138)	(2,856,393)
Increase (decrease) in net assets resulting from capital share transactions due to merger (Note 5)	—	13,076,797	—	—	—	45,120,457
Total increase (decrease)	(2,870,885)	13,208,041	121,776	(433,696)	(9,152,614)	42,236,428

Net assets
Beginning of period	42,743,614	29,535,573	15,805,258	16,238,954	70,840,016	28,603,588
End of period	$39,872,729	$42,743,614	$15,927,034	$15,805,258	$61,687,402	$70,840,016
Including undistributed net investment income of:	$7,613	$26,809	$891	$369	$772	$772

See accompanying notes to financial statements

Statements of Changes in Net Assets February 28, 2011 (Unaudited) − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations
Net investment income	$704,298	$1,308,093	$470,965	$1,019,539	$85,110	$23,689
Net realized gain (loss) on investments	9,770	544,836	2,559,966	35,551	1,712,766	282,121
Net realized gain (loss) on futures contracts	61,590	(39,697)	817,530	(40,395)	793,290	256,050
Change in unrealized appreciation (depreciation) of investments	19,073,032	1,642,717	33,717,137	12,213,622	6,493,432	1,368,390
Change in unrealized appreciation (depreciation) of futures contracts	27,065	(37,896)	100,948	(4,813)	328,905	(412,840)
Net increase (decrease) in net assets resulting from operations	19,875,755	3,418,053	37,666,546	13,223,504	9,413,503	1,517,410

Distributions to shareholders
Distributions from net investment income
Direct shares	(671,947)	(1,177,682)	(461,122)	(1,067,780)	(94,526)	(50,628)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	(62,850)	(92,966)	(16,504)	(37,017)	(26,001)	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(163,778)	—	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	—	(9,001)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,234,842)	(2,306,225)	(1,239,981)	(15,179,581)	89,561	302,957
Total increase (decrease)	17,906,116	(158,820)	35,948,939	(3,233,653)	9,382,537	1,769,739

Net assets
Beginning of period	73,158,214	73,317,034	110,601,401	113,835,054	26,199,276	24,429,537
End of period	$91,064,330	$73,158,214	$146,550,340	$110,601,401	$35,581,813	$26,199,276
Including undistributed net investment income of:	$232,083	$262,582	$(1,052)	$5,609	$(35,417)	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations
Net investment income	$1,262,869	$578,249	$57,006	$271,880	$45,766	$21,143
Net realized gain (loss) on investments	(127,883)	(3,633,555)	(49,593)	(188,570)	596	(274,121)
Net realized gain (loss) on futures contracts	50,060	12,401	—	—	91,253	592,608
Change in unrealized appreciation (depreciation) of investments	36,258,892	2,836,292	2,394,964	(896,721)	6,390,069	1,345,720
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	37,640	(146,038)
Net increase (decrease) in net assets resulting from operations	37,443,938	(206,613)	2,402,377	(813,411)	6,565,324	1,539,312

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,048,301)	(178,074)	(32,842)	(171,101)	(38,443)	(27,754)
A Shares	(79,549)	—	—	—	—	—
B Shares	(13,427)	—	—	—	—	—
K Shares	(38,852)	(40,093)	(22,716)	(130,661)	(4,432)	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	—	—	—	—
Return of Capital Distributions	—	—	—	—	—	(4,008)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(8,258,828)	(3,358,569)	321,429	(274,975)	1,165,320	36,815
Increase (decrease) in net assets resulting from capital share transactions due to merger (Note 5)	—	126,362,507	—	—	—	—
Total increase (decrease)	28,004,981	122,579,158	2,668,248	(1,390,148)	7,687,769	1,544,365

Net assets
Beginning of period	141,750,388	19,171,230	11,200,519	12,590,667	19,598,025	18,053,660
End of period	$169,755,369	$141,750,388	$13,868,767	$11,200,519	$27,285,794	$19,598,025
Including undistributed net investment income of:	$454,979	$372,239	$23,430	$21,982	$2,891	$—

See accompanying notes to financial statements

Statements of Changes in Net Assets February 28, 2011 (Unaudited) − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	261,818	$2,960,903	1,014,266	$11,560,673	16,998	$180,141	59,016	$634,309
Shares issued in reinvestment of distributions	171,634	1,924,466	286,247	3,261,845	17,355	183,421	30,651	329,126
	433,452	4,885,369	1,300,513	14,822,518	34,353	363,562	89,667	963,435
Shares repurchased	(1,027,949)	(11,431,133)	(1,297,519)	(14,810,498)	(122,085)	(1,298,124)	(217,167)	(2,332,916)
Net increase (decrease)	(594,497)	$(6,545,764)	2,994	$12,020	(87,732)	$(934,562)	(127,500)	$(1,369,481)

	California Tax-Free Money Market Fund		The United States Treasury Trust
			Direct Shares			K Shares
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
	Shares/Value	Shares/Value	Shares/Value	Shares	Value	Shares/Value	Shares	Value
Shares sold	24,927,337	63,195,132	25,720,784	42,325,487	$42,325,200	1,439,352	2,034,660	$2,034,662
Shares received in merger	—	—	—	45,123,360	45,120,457	—	—	—
Shares issued in reinvestment of distributions	—	—	749	27,327	27,327	39	—	—
	24,927,337	63,195,132	25,721,533	87,476,174	87,472,984	1,439,391	2,034,660	2,034,662
Shares repurchased	(14,137,446)	(90,136,661)	(35,558,603)	(45,395,993)	(45,393,070)	(754,459)	(1,850,512)	(1,850,512)
Net increase (decrease)	10,789,891	(26,941,529)	(9,837,070)	42,080,181	$42,079,914	684,932	184,148	$184,150

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	226,553	$2,374,073	338,781	$3,515,072	94,484	$994,212	179,852	$1,864,890
Shares received in merger	—	—	1,095,274	11,510,520	—	—	—	—
Shares issued in reinvestment of distributions	29,669	311,601	59,917	619,925	6,552	69,022	21,182	219,330
	256,222	2,685,674	1,493,972	15,645,517	101,036	1,063,234	201,034	2,084,220
Shares repurchased	(356,815)	(3,747,934)	(582,515)	(5,997,590)	(109,006)	(1,133,760)	(102,594)	(1,066,010)
Net increase (decrease)	(100,593)	$(1,062,260)	911,457	$9,647,927	(7,970)	$(70,526)	98,440	$1,018,210

	A Shares				B Shares
	Six Months Ended February 28, 2011 (Unaudited)		Period Ended August 31, 2010*		Six Months Ended February 28, 2011 (Unaudited)		Period Ended August 31, 2010*
Shares sold	6,722	$70,169	1,387	$15,076	254	$2,677	49	$516
Shares received in merger	—	—	127,161	1,337,829	—	—	21,714	228,448
Shares issued in reinvestment of distributions	1,018	10,732	402	4,274	124	1,310	56	596

Shares repurchased	(49,653)	(514,369)	(96)	(1,287)	(3,738)	(39,253)	(178)	(1,888)
Net increase (decrease)	(41,913)	$(433,468)	128,854	$1,355,892	(3,360)	$(35,266)	21,641	$227,672

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	212,401	$2,204,390	764,557	$7,889,599	61,566	$639,334	158,771	$1,643,208
Shares issued in reinvestment of distributions	10,137	104,959	12,102	124,829	1,940	20,117	1,658	17,191
	222,538	2,309,349	776,659	8,014,428	63,506	659,451	160,429	1,660,399
Shares repurchased	(218,710)	(2,267,848)	(902,109)	(9,293,766)	(42,459)	(439,846)	(98,982)	(1,024,514)
Net increase (decrease)	3,828	$41,501	(125,450)	$(1,279,338)	21,047	$219,605	61,447	$635,885

*	Commenced operations on May 7, 2010

See accompanying notes to financial statements

Statements of Changes in Net Assets February 28, 2011 (Unaudited) − (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	78,226	$1,951,867	193,707	$4,443,286	36,351	$908,113	78,842	$1,781,409
Shares issued in reinvestment of distributions	23,784	578,897	45,271	1,006,183	2,529	62,107	4,101	91,758
	102,010	2,530,764	238,978	5,449,469	38,880	970,220	82,943	1,873,167
Shares repurchased	(159,888)	(3,936,716)	(384,683)	(8,649,705)	(32,150)	(799,110)	(43,518)	(979,156)
Net increase (decrease)	(57,878)	$(1,405,952)	(145,705)	$(3,200,236)	6,730	$171,110	39,425	$894,011

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	240,640	$5,265,863	410,298	$7,489,247	33,077	$716,285	67,881	$1,238,676
Shares issued in reinvestment of distributions	19,424	398,568	59,492	1,071,146	782	15,988	2,533	45,241
	260,064	5,664,431	469,790	8,560,393	33,859	732,273	70,414	1,283,917
Shares repurchased	(325,801)	(6,976,425)	(1,327,483)	(24,071,838)	(31,107)	(660,260)	(52,500)	(952,053)
Net increase (decrease)	(65,737)	$(1,311,994)	(857,693)	$(15,511,445)	2,752	$72,013	17,914	$331,864

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	72,634	$1,045,775	227,978	$2,888,566	65,352	$926,131	142,783	$1,731,940
Shares issued in reinvestment of distributions	6,203	92,761	4,025	49,660	1,727	26,001	—	—
	78,837	1,138,536	232,003	2,938,226	67,079	952,132	142,783	1,731,940
Shares repurchased	(85,679)	(1,236,636)	(244,315)	(2,935,465)	(54,763)	(764,471)	(118,568)	(1,431,744)
Net increase (decrease)	(6,842)	$(98,100)	(12,312)	$2,761	12,316	$187,661	24,215	$300,196

Equity Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	239,432	$4,001,002	161,565	$2,342,951	57,461	$940,235	92,113	$1,310,532
Shares received in merger	—	—	7,921,061	112,769,119	—	—	—	—
Shares issued in reinvestment of distributions	63,560	1,019,298	11,956	168,023	2,415	38,852	2,866	40,093
	302,992	5,020,300	8,094,582	115,280,093	59,876	979,087	94,979	1,350,625
Shares repurchased	(764,829)	(12,396,016)	(427,335)	(6,172,713)	(30,867)	(509,434)	(46,840)	(667,996)
Net increase (decrease)	(461,837)	$(7,375,716)	7,667,247	$109,107,380	29,009	$469,653	48,139	$682,629

	A Shares				B Shares
	Six Months Ended February 28, 2011 (Unaudited)		Period Ended August 31, 2010*		Six Months Ended February 28, 2011 (Unaudited)		Period Ended August 31, 2010*
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	30,420	$487,950	3,494	$52,483	3,896	$64,798	948	$13,794
Shares received in merger	—	—	777,690	11,076,658	—	—	176,699	2,516,730
Shares issued in reinvestment of distributions	4,921	79,139	—	—	801	12,938	—	—
	35,341	567,089	781,184	11,129,141	4,697	77,736	177,647	2,530,524
Shares repurchased	(97,056)	(1,550,539)	(25,193)	(368,753)	(27,733)	(447,051)	(5,273)	(76,983)
Net increase (decrease)	(61,715)	$(983,450)	755,991	$10,760,388	(23,036)	$(369,315)	172,374	$2,453,541

*	Commenced operations on May 7, 2010

See accompanying notes to financial statements

Statements of Changes in Net Assets February 28, 2011 (Unaudited) − (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	80,073	$670,275	160,020	$1,302,246	84,760	$710,607	178,975	$1,474,152
Shares issued in reinvestment of distributions	3,924	32,244	21,559	166,499	2,746	22,716	17,063	130,661
	83,997	702,519	181,579	1,468,745	87,506	733,323	196,038	1,604,813
Shares repurchased	(63,661)	(535,468)	(284,387)	(2,337,799)	(68,998)	(578,945)	(123,781)	(1,010,734)
Net increase (decrease)	20,336	$167,051	(102,808)	$(869,054)	18,508	$154,378	72,257	$594,079

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	530,428	$2,897,157	1,028,621	$4,781,623	259,341	$1,413,238	307,641	$1,389,264
Shares issued in reinvestment of distributions	7,232	38,104	7,078	31,574	838	4,431	-	-
	537,660	2,935,261	1,035,699	4,813,197	260,179	1,417,669	307,641	1,389,264
Shares repurchased	(458,162)	(2,537,291)	(1,094,222)	(5,049,735)	(124,224)	(650,319)	(247,922)	(1,115,911)
Net increase (decrease)	79,498	$397,970	(58,523)	$(236,538)	135,955	$767,350	59,719	$273,353

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of period	$11.69	$11.27	$11.40	$11.49	$11.85		$12.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.22	0.46	0.47	0.45	0.52		0.50
Net gain (loss) on securities (both realized and unrealized)	(0.60)	0.42	(0.10)	(0.01)	(0.29)		(0.29)
Total from investment operations	(0.38)	0.88	0.37	0.44	0.23		0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.46)	(0.47)	(0.47)	(0.49)		(0.50)
Distributions from capital gains	(0.05)	0.00 (a)	(0.03)	(0.06)	(0.10)		(0.27)
Total distributions	(0.27)	(0.46)	(0.50)	(0.53)	(0.59)		(0.77)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$11.04	$11.69	$11.27	$11.40	$11.49		$11.85

Total return	(3.28)%*	7.98%	3.44%	3.96%	1.95%		1.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$99,002	$111,786	$107,668	$118,342	$120,996		$127,178
Ratio of expenses to average net assets:	0.70%**	0.73%	0.74%	0.72%	0.71%		0.71%
Ratio of net investment income to average net assets:	3.84%**	4.02%	4.23%	3.92%	4.39%		4.17%
Portfolio turnover	0.32%*	9.66%	20.83%	5.37%	9.30%		17.01%

California Insured Intermediate Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.77		$10.67	$10.57	$10.42	$10.49	$10.79
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.30	0.31	0.32	0.33	0.33
Net gain (loss) on securities (both realized and unrealized)	(0.29)		0.12	0.10	0.15	(0.06)	(0.16)
Total from investment operations	(0.14)		0.42	0.41	0.47	0.27	0.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.32)	(0.33)	(0.33)
Distributions from capital gains	(0.03)		(0.01)	—	—	(0.01)	(0.14)
Total distributions	(0.18)		(0.32)	(0.31)	(0.32)	(0.34)	(0.47)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$10.45		$10.77	$10.67	$10.57	$10.42	$10.49

Total return	(1.30	)%*	3.92%	3.97%	4.54%	2.64%	1.67%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,517		$13,837	$15,077	$15,542	$17,767	$19,631
Ratio of expenses to average net assets:
Before expense reimbursements	0.92	%**	0.91%	0.92%	0.89%	0.88%	0.89%
After expense reimbursements	0.68	%**	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.66	%**	2.59%	2.69%	2.79%	2.96%	2.92%
After expense reimbursements	2.90	%**	2.82%	2.93%	3.00%	3.16%	3.12%
Portfolio turnover	6.62	%*	7.21%	12.49%	0.00%	0.00%	2.75%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

California Tax-Free Money Market Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$—		$0.007		$0.023	$0.030	$0.025
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$—		$(0.007)		$(0.023)	$(0.030)	$(0.025)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.00	%*	0.00%		0.68%		2.32%	3.00%	2.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$58,133		$47,344		$74,285		$81,164	$100,979	$81,876
Ratio of expenses to average net assets:
Before expense reimbursements	0.72	%^^**	0.76	%^^	0.80	%^	0.73%	0.71%	0.75%
After expense reimbursements	0.28	%^^**	0.31	%^^	0.55	%^	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.46	)%^^**	(0.45	)%^^	0.46	%^	2.14%	2.79%	2.32%
After expense reimbursements	0.00	%^^**	0.00	%^^	0.71	%^	2.34%	2.97%	2.54%

(b)	Calculated based upon average shares outstanding.

^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

^^	Includes negative yield waiver adjustment.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.68		$10.38	$10.46		$10.22		$10.19	$10.51
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.11		0.31	0.37		0.38		0.42	0.42
Net gain (loss) on securities (both realized and unrealized)	(0.32)		0.30	(0.08)		0.24		0.04	(0.32)
Total from investment operations	(0.22)		0.61	0.29		0.62		0.46	0.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.31)	(0.37)		(0.38)		(0.43)	(0.42)
Distributions from capital gains	—		—	—		—		—	—
Total distributions	(0.11)		(0.31)	(0.37)		(0.38)		(0.43)	(0.42)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	(0.00	)(a)	—	—
Net asset value, end of period	$10.36		$10.68	$10.38		$10.46		$10.22	$10.19

Total return	(1.96	)%*	6.04%	2.73%		6.10%		4.63%	1.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$30,453		$32,467	$22,111		$21,632		$19,762	$21,430
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%**	0.94%	0.86%		0.85%		0.87%	0.86%
After expense reimbursements	0.74	%**	0.74%	0.74%		0.74%		0.74%	0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.88	%**	2.79%	3.38%		3.48%		3.95%	3.94%
After expense reimbursements	2.00	%**	2.99%	3.51%		3.59%		4.08%	4.06%
Portfolio turnover	5.89	%*	53.81%	82.33%		41.39%		56.53%	71.63%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.70		$10.43	$10.53	$10.29	$10.26	$10.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.26	0.32	0.33	0.37	0.36
Net gain (loss) on securities (both realized and unrealized)	(0.32)		0.30	(0.09)	0.24	0.04	(0.31)
Total from investment operations	(0.24)		0.56	0.23	0.57	0.41	0.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.29)	(0.33)	(0.33)	(0.38)	(0.36)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.08)		(0.29)	(0.33)	(0.33)	(0.38)	(0.36)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$10.38		$10.70	$10.43	$10.53	$10.29	$10.26

Total return	(2.23	)%*	5.50%	2.19%	5.57%	4.07%	0.55%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$8,327		$8,668	$7,425	$6,107	$6,329	$5,285
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%**	1.44%	1.36%	1.35%	1.36%	1.36%
After expense reimbursements	1.24	%**	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.38	%**	2.30%	2.88%	2.98%	3.45%	3.44%
After expense reimbursements	1.50	%**	2.50%	3.01%	3.09%	3.58%	3.56%
Portfolio turnover	5.89	%*	53.81%	82.33%	41.39%	56.53%	71.63%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund A Shares	Six Months Ended February 28, 2011 (Unaudited)		May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.07
Net gain (loss) on securities (both realized and unrealized)	(0.31)		0.28
Total from investment operations	(0.22)		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.07)
Distributions from capital gains	—		—
Total distributions	(0.09)		(0.07)
Paid in capital from redemption fee (Note 1)	—		—
Net asset value, end of period	$10.38		$10.69

Total return	(2.11	)%(c)*	3.39	%(c)*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$903		$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.10	%**	1.19	%**
After expense reimbursements	0.98	%**	0.99	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	1.62	%**	2.00	%**
After expense reimbursements	1.76	%**	2.20	%**
Portfolio turnover	5.89	%*	53.81%

B Shares	Six Months Ended February 28, 2011 (Unaudited)		May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.06
Net gain (loss) on securities (both realized and unrealized)	(0.31)		0.28
Total from investment operations	(0.24)		0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.06)
Distributions from capital gains	—		—
Total distributions	(0.07)		(0.06)
Paid in capital from redemption fee (Note 1)	—		—
Net asset value, end of period	$10.38		$10.69

Total return	(2.29	)%(d)*	3.32	%(d)*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$190		$231
Ratio of expenses to average net assets:
Before expense reimbursements	1.60	%**	1.69	%**
After expense reimbursements	1.48	%**	1.49	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	1.14	%**	1.50	%**
After expense reimbursements	1.26	%**	1.70	%**
Portfolio turnover	5.89	%*	53.81%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

(c)	Not reflecting sales charge.

(d)	Not reflecting CDSC.

*	Not Annualized.

**	Annualized.

^	Commencement of Operations.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.41		$10.26	$10.10		$9.94	$9.86	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.09	0.19		0.36	0.40	0.34
Net gain (loss) on securities (both realized and unrealized)	(0.04)		0.15	0.16		0.16	0.08	(0.10)
Total from investment operations	—		0.24	0.35		0.52	0.48	0.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.09)	(0.19)		(0.36)	(0.40)	(0.34)
Distributions from capital gains	(0.05)		—	—		—	—	—
Total distributions	(0.09)		(0.09)	(0.19)		(0.36)	(0.40)	(0.34)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	—	—	—
Net asset value, end of period	$10.32		$10.41	$10.26		$10.10	$9.94	$9.86

Total return	(0.03	)%*	2.32%	3.49%		5.26%	4.94%	2.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,513		$12,581	$13,688		$10,540	$10,381	$13,235
Ratio of expenses to average net assets:
Before expense reimbursements	0.90	%**	0.89%	0.95%		0.98%	0.94%	0.92%
After expense reimbursements	0.58	%**	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.38	%**	0.59%	1.45%		3.08%	3.61%	3.06%
After expense reimbursements	0.70	%**	0.89%	1.81%		3.47%	3.96%	3.39%
Portfolio turnover	4.18	%*	42.47%	57.68%		56.46%	64.03%	82.25%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.43		$10.30	$10.13	$9.96	$9.87	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.01		0.04	0.14	0.30	0.34	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.04)		0.15	0.16	0.17	0.09	(0.09)
Total from investment operations	(0.03)		0.19	0.30	0.47	0.43	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.06)	(0.13)	(0.30)	(0.34)	(0.28)
Distributions from capital gains	(0.05)		—	—	—	—	—
Total distributions	(0.06)		(0.06)	(0.13)	(0.30)	(0.34)	(0.28)
Net asset value, end of period	$10.34		$10.43	$10.30	$10.13	$9.96	$9.87

Total return	(0.27	)%*	1.82%	2.93%	4.77%	4.41%	1.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,414		$3,224	$2,551	$2,253	$2,099	$1,435
Ratio of expenses to average net assets:
Before expense reimbursements	1.40	%**	1.39%	1.45%	1.48%	1.44%	1.42%
After expense reimbursements	1.08	%**	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.12	)%**	0.09%	0.98%	2.58%	3.11%	2.56%
After expense reimbursements	0.20	%**	0.39%	1.34%	2.97%	3.46%	2.89%
Portfolio turnover	4.18	%*	42.47%	57.68%	56.46%	64.03%	82.25%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$—		$0.002		$0.021	$0.044	$0.037
Net gain (loss) on securities (both realized and unrealized)	—		0.001		—		—	—	—
Total from investment operations	—		0.001		0.002		0.021	0.044	0.037
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$—		$(0.002)		$(0.021)	$(0.044)	$(0.037)
Dividends from realized gains	—		(0.001)		—		—	—	—
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.00	%*	0.11%		0.13%		2.21%	4.54%	3.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$57,516		$67,354		$25,301		$39,535	$36,664	$48,604
Ratio of expenses to average net assets:
Before expense reimbursements	0.76	%^^**	0.94	%^^	0.91	%^	0.79%	0.78%	0.80%
After expense reimbursements	0.16	%^^**	0.15	%^^	0.29	%^	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.60	)%^^**	(0.79	)%^^	(0.46	)%^	1.88%	4.20%	3.61%
After expense reimbursements	0.00	%^^**	0.00	%^^	0.16	%^	2.14%	4.45%	3.88%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$—		$—		$0.017	$0.039	$0.032
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$—		$—		$(0.017)	$(0.039)	$(0.032)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.00	%*	0.00%		0.04%		1.70%	4.02%	3.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$4,171		$3,486		$3,302		$2,737	$2,894	$2,487
Ratio of expenses to average net assets:
Before expense reimbursements	0.76	%^^**	0.93	%^^	0.97	%^	1.29%	1.28%	1.30%
After expense reimbursements	0.16	%^^**	0.14	%^^	0.35	%^	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.60	)%^^**	(0.79	)%^^	(0.59	)%^	1.47%	3.70%	3.11%
After expense reimbursements	0.00	%^^**	0.00	%^^	0.03	%^	1.73%	3.95%	3.38%

(b)	Calculated based upon average shares outstanding.

^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

^^	Includes negative yield waiver adjustment.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of period	$21.41		$20.81	$25.91	$29.70		$26.31		$24.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.21		0.39	0.42	0.48		0.46		0.42
Net gain (loss) on securities (both realized and unrealized)	5.66		0.58	(5.09)	(3.79)		3.40		1.68
Total from investment operations	5.87		0.97	(4.67)	(3.31)		3.86		2.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)		(0.37)	(0.43)	(0.48)		(0.47)		(0.40)
Distributions from capital gains	—		—	—	—		—		—
Total distributions	(0.22)		(0.37)	(0.43)	(0.48)		(0.47)		(0.40)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$27.06		$21.41	$20.81	$25.91		$29.70		$26.31

Total return	27.54	%*	4.62%	(17.86)%	(11.25)%		14.75%		8.61%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$81,637		$65,837	$67,017	$87,760		$105,804		$100,927
Ratio of expenses to average net assets:
Before expense reimbursements	0.52	%**	0.56%	0.59%	0.51%		0.51%		0.53%
After expense reimbursements	0.36	%**	0.36%	0.36%	0.36%		0.36%		0.36%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.58	%**	1.52%	2.03%	1.57%		1.44%		1.44%
After expense reimbursements	1.72	%**	1.72%	2.26%	1.72%		1.59%		1.61%
Portfolio turnover	0.19	%*	6.63%	5.18%	2.90%		2.63%		3.56%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$21.47		$20.88	$26.05	$29.82	$26.41	$24.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.28	0.33	0.34	0.32	0.28
Net gain (loss) on securities (both realized and unrealized)	5.67		0.60	(5.14)	(3.77)	3.41	1.69
Total from investment operations	5.82		0.88	(4.81)	(3.43)	3.73	1.97
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.29)	(0.36)	(0.34)	(0.32)	(0.26)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.18)		(0.29)	(0.36)	(0.34)	(0.32)	(0.26)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$27.11		$21.47	$20.88	$26.05	$29.82	$26.41

Total return	27.21	%*	4.15%	(18.29)%	(11.58)%	14.17%	8.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$9,427		$7,322	$6,300	$6,803	$8,292	$6,159
Ratio of expenses to average net assets:
Before expense reimbursements	1.00	%**	1.06%	1.09%	1.01%	1.01%	1.03%
After expense reimbursements	0.86	%**	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.08	%**	1.03%	1.51%	1.07%	0.94%	0.94%
After expense reimbursements	1.24	%**	1.22%	1.74%	1.22%	1.09%	1.11%
Portfolio turnover	0.19	%*	6.63%	5.18%	2.90%	2.63%	3.56%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P MidCap Index Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of period	$17.84		$16.17	$20.94		$24.85		$22.89		$23.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.16	0.17		0.18		0.16		0.21
Net gain (loss) on securities (both realized and unrealized)	6.04		1.71	(4.29)		(1.24)		3.34		1.11
Total from investment operations	6.12		1.87	(4.12)		(1.06)		3.50		1.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.17)	(0.15)		(0.17)		(0.19)		(0.21)
Distributions from capital gains	—		(0.03)	(0.50)		(2.68)		(1.35)		(1.56)
Total distributions	(0.08)		(0.20)	(0.65)		(2.85)		(1.54)		(1.77)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$23.88		$17.84	$16.17		$20.94		$24.85		$22.89

Total return	34.38	%*	11.54%	(18.90)%		(4.78)%		15.74%		5.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$137,872		$104,162	$108,279		$148,971		$171,024		$162,988
Ratio of expenses to average net assets:
Before expense reimbursements	0.62	%**	0.66%	0.70%		0.64%		0.63%		0.64%
After expense reimbursements	0.58	%**	0.58%	0.58%		0.58%		0.58%		0.58%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.70	%**	0.80%	1.09%		0.76%		0.61%		0.84%
After expense reimbursements	0.74	%**	0.88%	1.21%		0.81%		0.66%		0.91%
Portfolio turnover	2.15	%*	9.86%	31.15%		18.18%		14.61%		13.83%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$17.77		$16.13	$20.94	$24.85	$22.88	$23.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.07	0.10	0.07	0.04	0.09
Net gain (loss) on securities (both realized and unrealized)	6.02		1.70	(4.30)	(1.22)	3.35	1.10
Total from investment operations	6.05		1.77	(4.20)	(1.15)	3.39	1.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.10)	(0.11)	(0.08)	(0.07)	(0.09)
Distributions from capital gains	—		(0.03)	(0.50)	(2.68)	(1.35)	(1.56)
Total distributions	(0.05)		(0.13)	(0.61)	(2.76)	(1.42)	(1.65)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$23.77		$17.77	$16.13	$20.94	$24.85	$22.88

Total return	34.06	%*	10.97%	(19.31)%	(5.18)%	15.22%	5.23%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$8,678		$6,439	$5,556	$6,392	$7,302	$5,617
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%**	1.16%	1.20%	1.14%	1.13%	1.14%
After expense reimbursements	1.08	%**	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.20	%**	0.29%	0.59%	0.26%	0.11%	0.34%
After expense reimbursements	0.24	%**	0.38%	0.70%	0.31%	0.16%	0.41%
Portfolio turnover	2.15	%*	9.86%	31.15%	18.18%	14.61%	13.83%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$11.72		$10.98	$16.61		$20.11		$19.38	$19.08
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.03	0.07		0.07		0.12	0.10
Net gain (loss) on securities (both realized and unrealized)	4.18		0.74	(4.04)		(1.27)		2.38	1.18
Total from investment operations	4.23		0.77	(3.97)		(1.20)		2.50	1.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.01)	(0.07)		(0.06)		(0.13)	(0.10)
Distributions from capital gains	—		—	(1.59)		(2.24)		(1.64)	(0.88)
Return of capital distribution	—		(0.02)	—		—		—	—
Total distributions	(0.06)		(0.03)	(1.66)		(2.30)		(1.77)	(0.98)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	(0.00	)(a)	—	(0.00	)(a)
Net asset value, end of period	$15.89		$11.72	$10.98		$16.61		$20.11	$19.38

Total return	36.13	%*	7.03%	(22.04)%		(6.18)%		13.25%	6.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$24,820		$18,394	$17,365		$23,524		$24,462	$24,609
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%**	0.95%	1.06%		0.89%		0.90%	0.92%
After expense reimbursements	0.74	%**	0.74%	0.74%		0.74%		0.74%	0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.54	%**	0.02%	0.40%		0.25%		0.44%	0.33%
After expense reimbursements	0.68	%**	0.24%	0.73%		0.40%		0.60%	0.51%
Portfolio turnover	13.09	%*	4.99%	11.93%		15.14%		9.19%	11.24%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$11.61		$10.90	$16.54	$20.04	$19.33	$19.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		(0.03)	0.02	(0.02)	0.02	—
Net gain (loss) on securities (both realized and unrealized)	4.15		0.74	(4.03)	(1.24)	2.38	1.18
Total from investment operations	4.16		0.71	(4.01)	(1.26)	2.40	1.18
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		—	(0.04)	—	(0.05)	(0.01)
Distributions from capital gains	—		—	(1.59)	(2.24)	(1.64)	(0.88)
Total distributions	(0.04)		—	(1.63)	(2.24)	(1.69)	(0.89)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$15.73		$11.61	$10.90	$16.54	$20.04	$19.33

Total return	35.83	%*	6.51%	(22.43)%	(6.58)%	12.70%	6.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,762		$7,806	$7,064	$8,529	$9,556	$7,290
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%**	1.45%	1.56%	1.39%	1.40%	1.42%
After expense reimbursements	1.22	%**	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.06	%**	(0.48)%	(0.10)%	(0.25)%	(0.06)%	(0.17)%
After expense reimbursements	0.18	%**	(0.26)%	0.23%	(0.10)%	0.10%	0.01%
Portfolio turnover	13.09	%*	4.99%	11.93%	15.14%	9.19%	11.24%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$14.03		$13.14	$15.69	$17.96	$16.52	$16.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.23	0.21	0.29	0.29	0.26
Net gain (loss) on securities (both realized and unrealized)	3.67		0.82	(2.51)	(1.96)	2.08	0.76
Total from investment operations	3.80		1.05	(2.30)	(1.67)	2.37	1.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.16)	(0.20)	(0.28)	(0.31)	(0.27)
Distributions from capital gains	—		—	(0.05)	(0.32)	(0.62)	(0.35)
Total distributions	(0.12)		(0.16)	(0.25)	(0.60)	(0.93)	(0.62)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$17.71		$14.03	$13.14	$15.69	$17.96	$16.52

Total return	27.20	%*	8.00%	(14.48)%	(9.52)%	14.56%	6.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$147,477		$123,305	$14,724	$17,914	$23,584	$17,090
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%**	0.99%	0.97%	0.86%	0.88%	0.91%
After expense reimbursements	0.86	%**	0.99%	0.97%	0.86%	0.88%	0.90%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.64	%**	1.57%	1.83%	1.76%	1.64%	1.61%
After expense reimbursements	1.64	%**	1.57%	1.83%	1.76%	1.64%	1.62%
Portfolio turnover	1.76	%*	76.06%	27.02%	15.93%	1.48%	2.59%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$13.95		$13.07	$15.64	$17.88	$16.56	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.12	0.15	0.21	0.21	0.18
Net gain (loss) on securities (both realized and unrealized)	3.66		0.87	(2.51)	(1.92)	1.96	0.75
Total from investment operations	3.75		0.99	(2.36)	(1.71)	2.17	0.93
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.11)	(0.16)	(0.21)	(0.23)	(0.19)
Distributions from capital gains	—		—	(0.05)	(0.32)	(0.62)	(0.35)
Total distributions	(0.10)		(0.11)	(0.21)	(0.53)	(0.85)	(0.54)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$17.60		$13.95	$13.07	$15.64	$17.88	$16.56

Total return	26.92	%*	7.56%	(14.91)%	(9.81)%	13.29%	5.92%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$7,348		$5,421	$4,447	$4,326	$4,878	$3,829
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%**	1.49%	1.47%	1.36%	1.38%	1.41%
After expense reimbursements	1.36	%**	1.49%	1.47%	1.36%	1.38%	1.40%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.16	%**	1.07%	1.32%	1.26%	1.14%	1.11%
After expense reimbursements	1.16	%**	1.07%	1.32%	1.26%	1.14%	1.12%
Portfolio turnover	1.76	%*	76.06%	27.02%	15.93%	1.48%	2.59%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund A Shares	Six Months Ended February 28, 2011 (Unaudited)		May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.11		0.07
Net gain (loss) on securities (both realized and unrealized)	3.67		(0.53)
Total from investment operations	3.78		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.05)
Distributions from capital gains	—		—
Total distributions	(0.11)		(0.05)
Paid in capital from redemption fee (Note 1)	—		—
Net asset value, end of period	$17.70		$14.03

Total return	27.03	%(c)*	(3.17	)%(c)*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,290		$10,607
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%**	1.24	%**
After expense reimbursements	1.12	%**	1.24	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	1.40	%**	1.33	%**
After expense reimbursements	1.40	%**	1.33	%**
Portfolio turnover	1.76	%*	76.06%

B Shares	Six Months Ended February 28, 2011 (Unaudited)		May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$14.02		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.05
Net gain (loss) on securities (both realized and unrealized)	3.67		(0.52)
Total from investment operations	3.74		(0.47)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.05)
Distributions from capital gains	—		—
Total distributions	(0.08)		(0.05)
Paid in capital from redemption fee (Note 1)	—		—
Net asset value, end of period	$17.68		$14.02

Total return	26.76	%(d)*	(3.24	)%(d)*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,640		$2,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.60	%**	1.74	%**
After expense reimbursements	1.60	%**	1.74	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	0.88	%**	0.83	%**
After expense reimbursements	0.88	%**	0.83	%**
Portfolio turnover	1.76	%*	76.06%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

(c)	Not reflecting sales charge.

(d)	Not reflecting CDSC.

*	Not Annualized.

**	Annualized.

^	Commencement of Operations.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$7.42		$8.17	$9.73	$11.27	$9.91	$8.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.19	0.23	0.28	0.23	0.24
Net gain (loss) on securities (both realized and unrealized)	1.53		(0.73)	(1.56)	(1.55)	1.40	1.29
Total from investment operations	1.58		(0.54)	(1.33)	(1.27)	1.63	1.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.21)	(0.23)	(0.27)	(0.27)	(0.19)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.04)		(0.21)	(0.23)	(0.27)	(0.27)	(0.19)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$8.96		$7.42	$8.17	$9.73	$11.27	$9.91

Total return	21.39	%*	(6.64)%	(13.27)%	(11.48)%	16.54%	17.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$6,990		$5,637	$7,049	$8,213	$7,367	$5,719
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%**	1.38%	1.49%	1.34%	1.41%	1.49%
After expense reimbursements	1.00	%**	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.78	%**	2.01%	2.79%	2.37%	1.83%	2.48%
After expense reimbursements	1.14	%**	2.38%	3.28%	2.70%	2.24%	2.97%
Portfolio turnover	7.80	%*	0.00%	12.55%	0.00%	0.00%	3.24%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$7.43		$8.20	$9.78	$11.31	$9.94	$8.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.16	0.20	0.23	0.18	0.19
Net gain (loss) on securities (both realized and unrealized)	1.54		(0.75)	(1.57)	(1.55)	1.40	1.29
Total from investment operations	1.57		(0.59)	(1.37)	(1.32)	1.58	1.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.18)	(0.21)	(0.21)	(0.21)	(0.14)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.03)		(0.18)	(0.21)	(0.21)	(0.21)	(0.14)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$8.97		$7.43	$8.20	$9.78	$11.31	$9.94

Total return	21.16	%*	(7.21)%	(13.69)%	(11.79)%	16.02%	17.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$6,879		$5,563	$5,542	$5,541	$6,519	$4,576
Ratio of expenses to average net assets:
Before expense reimbursements	1.86	%**	1.88%	1.99%	1.84%	1.91%	1.99%
After expense reimbursements	1.48	%**	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.28	%**	1.56%	2.32%	1.63%	1.33%	1.98%
After expense reimbursements	0.64	%**	1.94%	2.81%	1.98%	1.74%	2.47%
Portfolio turnover	7.80	%*	0.00%	12.55%	0.00%	0.00%	3.24%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

*	Not Annualized.

**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of period	$4.47		$4.12		$4.69		$4.97		$3.96		$3.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		0.01		0.01		0.00		(0.00	)(a)	(0.00	)(a)
Net gain (loss) on securities (both realized and unrealized)	1.47		0.35		(0.58)		(0.28)		1.01		(0.01)
Total from investment operations	1.48		0.36		(0.57)		(0.28)		1.01		(0.01)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.01)		—		—		—		(0.01)
Distributions from capital gains	—		—		—		—		—		—
Return of capital distribution	—		(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—		—
Total distributions	(0.01)		(0.01)		(0.00	)(a)	(0.00	)(a)	—		(0.01)
Paid in capital from redemption fee (Note 1)	—		—		(0.00	)(a)	(0.00	)(a)	—		(0.00	)(a)
Net asset value, end of period	$5.94		$4.47		$4.12		$4.69		$4.97		$3.96

Total return	33.19	%*	8.73%		(12.14)%		(5.60)%		25.51%		(0.24)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$19,263		$14,146		$13,262		$13,968		$13,542		$12,072
Ratio of expenses to average net assets:
Before expense reimbursements	0.88	%**	0.96%		1.11%		0.98%		1.01%		1.03%
After expense reimbursements	0.48	%**	0.49%		0.49%		0.58	%^	0.74%		0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.10	%**	(0.24)%		(0.42)%		(0.33)%		(0.36)%		(0.34)%
After expense reimbursements	0.52	%**	0.24%		0.19%		0.06%		(0.09)%		(0.05)%
Portfolio turnover	0.00	%*	3.72%		7.67%		15.05%		5.02%		14.07%

K Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$4.37		$4.03	$4.61	$4.91	$3.93	$3.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	—		(0.01)	(0.01)	(0.02)	(0.02)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.43		0.35	(0.57)	(0.28)	1.00	(0.01)
Total from investment operations	1.43		0.34	(0.58)	(0.30)	0.98	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$5.80		$4.37	$4.03	$4.61	$4.91	$3.93

Total return	32.81	%*	8.44%	(12.58)%	(6.11)%	24.94%	(0.76)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$8,023		$5,452	$4,792	$5,262	$5,978	$3,908
Ratio of expenses to average net assets:
Before expense reimbursements	1.38	%**	1.46%	1.61%	1.48%	1.51%	1.53%
After expense reimbursements	0.98	%**	0.99%	0.99%	1.08%^^	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.40	)%**	(0.73)%	(0.92)%	(0.83)%	(0.86)%	(0.84)%
After expense reimbursements	0.02	%**	(0.26)%	(0.31)%	(0.44)%	(0.59)%	(0.55)%
Portfolio turnover	0.00	%*	3.72%	7.67%	15.05%	5.02%	14.07%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.

^^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

*	Not Annualized.

**	Annualized

California Investment Trust	Notes to Financial Statements (Unaudited)	February 28, 2011

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors' principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

California Investment Trust began offering additional classes of shares, Class K, on October 16, 2003, and Class A and Class B, on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the four classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A, B, and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2010, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	United States Government Securities Fund	S&P 500 Index Fund	S&P Midcap Index Fund	S&P Small Cap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2011	$—	$—	$2,507,896	$—	$—	$—	$104,291	$3,015,439
2012	3,257	—	—	—	—	—	2,426	1,963,355
2013	—	19,440	—	—	—	—	59,164	2,084,713
2014	—	266,271	—	—	—	—	9,731	251,077
2015	—	80,163	—	—	—	—	6,268	1,821,380
2016	—	36,974	—	—	—	245,013	9,647	364,175
2017	—	109,369	642,431	—	1,136,064	11,364,497	—	642,849
2018	—	141,868	—	2,970,825	281,750	847,723	124,746	596,391
Total	$3,257	$654,085	$3,150,327	$2,970,825	$1,417,814	$12,457,233	$316,273	$10,739,379

Equity Income Fund acquired loss carryforwards from the merger of SM&R Funds as follows: SM&R Equity Income Fund, $212,840 and $4,518,542, expiring in 2016 and 2017, respectively; SM&R Balanced Fund, $32,173 and $1,376,070, expiring in 2016 and 2017 respectively; and SM&R Growth Fund, $4,211,500 expiring in 2017. However due to section 382 limitations, these losses are limited to $1,309,688 per year.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required  to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2010, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	—	(6,468)	6,468
U.S. Government Securities Fund	—	18,002	(18,002)
Short-Term U.S. Government Bond Fund	—	582	(582)
The United States Treasury Trust	(617)	28,458	(27,841)
S&P Mid Cap Index Fund	—	(57,880)	57,880
S&P Small Cap Index Fund	(26,939)	26,939	—
Equity Income Fund	10,351,125	—	(10,351,125)
Nasdaq-100 Index Fund	(4,008)	4,008	—

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2009), or expected to be taken in the Fund’s 2010 tax returns. The Company identifies its major tax jurisdictions as U.S. Federal, however the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the 3 broad levels below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

The following is a summary of the inputs used to value the following Funds’ investments as of February 28, 2011:

	Level 1 Quoted Prices	Level 2 Quoted Prices		Level 1 Quoted Prices
Fund	Investments in Securities (i)	Investments in Securities (ii)	Total Investments in Securities	Future Contracts - Assets or Liabilites (iii)
California Tax-Free Income Fund	$—	$97,794,095	$97,794,095	$—
California Insured Intermediate Fund	—	12,355,113	12,355,113	—
California Tax-Free Money Market Fund	—	58,319,536	58,319,536	—
U.S. Government Securities Fund	—	39,399,473	39,399,473	—
Short-Term U.S. Government Bond Fund	—	15,823,255	15,823,255	—
The United States Treasury Trust Fund	—	61,894,612	61,894,612	—
S&P 500 Index Fund	90,685,090	99,979	90,785,069	2,190
S&P MidCap Index Fund	144,217,253	399,822	144,617,075	6,720
S&P SmallCap Index Fund	32,773,457	499,830	33,273,287	3,520
Equity Income Fund	168,999,491	99,979	169,099,470	—
European Growth & Income Fund	13,660,230	99,966	13,760,196	—
Nasdaq-100 Index Fund	25,830,724	199,975	26,030,699	3,200

(i)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(ii)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(iii)	Represents variation margin on the last day of the reporting period.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Equity Income Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

At February 28, 2011, the number of open future contracts in S&P 500 Index Fund, S&P Midcap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 6, 24, 32, and 32 respectively. Only current day's variation margin is reported as an asset or liability within the statement of assets and liabilities.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2011.

Derivatives Not Accounted for as Hedging Instruments under Statement 133	Market Value of Derivatives	Realized Gain(Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund	$17,140	$61,590	$27,065
Equity contracts
S&P MidCap Index Fund	$98,530	$817,530	$100,948
Equity contracts
S&P SmallCap Index Fund	$107,600	$793,290	$328,905
Equity contracts
Equity Income Fund	—	$50,060	—
Equity contracts
Nasdaq-100 Index Fund	$34,395	$91,253	$37,640
Equity contracts

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the six months ended February 28, 2011, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	B Shares	Expiration
California Insured Intermediate Fund	$15,634	0.68%	N/A	N/A	N/A	12/31/11
California Tax-Free Money Market Fund	$120,658	0.53%	N/A	N/A	N/A	12/31/11
U.S. Government Securities Fund	$25,320	0.74%	1.24%	0.99%	1.49%	12/31/11
Short-Term U.S. Government Bond Fund	$24,930	0.59%	1.09%	N/A	N/A	12/31/11
The United States Treasury Trust	$213,622	0.53%	1.03%	N/A	N/A	12/31/11
S&P 500 Index Fund	$65,188	0.36%	0.86%	N/A	N/A	12/31/11
S&P MidCap Index Fund	$33,169	0.58%	1.08%	N/A	N/A	12/31/11
S&P SmallCap Index Fund	$21,160	0.74%	1.24%	N/A	N/A	12/31/11
European Growth & Income Fund	$23,327	1.00%	1.50%	N/A	N/A	12/31/11
Nasdaq-100 Index fund	$49,724	0.49%	0.99%	N/A	N/A	12/31/11

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

At August 31, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,956,624. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/11	Expires 8/31/12	Expires 8/31/13
California Insured Intermediate Fund	$34,187	$36,030	$32,629
California Tax-Free Money Market Fund	$166,408	$184,452	$260,617
U.S. Government Securities Fund	$28,744	$37,562	$61,701
Short-Term U.S. Government Bond Fund	$46,843	$54,104	$54,263
The United States Treasury Trust	$107,074	$221,823	$263,699
S&P 500 Index Fund	$157,300	$155,422	$153,077
S&P MidCap Index Fund	$90,958	$118,710	$100,376
S&P SmallCap Index Fund	$48,069	$70,847	$57,467
European Growth & Income Fund	$49,551	$50,833	$47,101
Nasdaq-100 Index Fund	$81,380	$88,106	$97,291

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer (“CCO”) of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A, B and K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25% and annual rate of 0.75% for Class B Share, payable monthly, of the daily net assets attributable to such Fund’s Class A, B and K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class B and K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class B and K Shares. Such amounts are compensation for providing certain services to clients owning Class B and K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2011, the following were paid by the Class K, Class A, and Class B Shares of each Fund of California Investment Trust:

Fund	Class A 12b-1 Fees	Class B 12b-1 Fees	Class K 12b-1 Fees	Class B Shareholder Service Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$1,695	$523	$10,832	$261	$10,832
Short-Term U.S. Government Bond Fund	—	—	$4,184	—	$4,184
The United States Treasury Trust	—	—	$1,492	—	$1,492
S&P 500 Index Fund	—	—	$10,656	—	$10,656
S&P MidCap Index Fund	—	—	$9,581	—	$9,581
S&P SmallCap Index Fund	—	—	$11,939	—	$11,939
Equity Income Fund	$14,467	$6,384	$8,091	$3,192	$8,091
European Growth & Income Fund	—	—	$7,929	—	$7,929
Nasdaq-100 Index fund	—	—	$8,512	—	$8,512

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 28, 2011 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$1,897,088	$310,000
California Insured Intermediate Fund	$759,145	$1,565,781
U.S. Government Securities Fund	$10,353,711	$1,904,487
Short-Term U.S. Government Bond Fund	$1,040,098	$632,923
S&P 500 Index Fund	$154,444	$1,234,452
S&P MidCap Index Fund	$6,456,110	$2,735,824
S&P SmallCap Index Fund	$5,593,356	$3,651,636
Equity Income Fund	$2,749,510	$10,911,975
European Growth & Income Fund	$1,267,360	$967,259
Nasdaq-100 Index fund	$—	$26,619

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2010 and 2009 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2010	$—	$34,460	$—		$4,332,579	$4,367,039
	2009	$—	$21,361	$309,497	*	$4,591,048	$4,921,906
California Insured Intermediate Fund	2010	$—	$—	$8,255	*	$396,279	$404,534
	2009	$—	$—	$—		$447,408	$447,408
California Tax-Free Money Market Fund	2010	$—	$—	$—		$—	$—
	2009	$—	$—	$—		$519,474	$519,474
U.S. Government Securities Fund	2010	$—	$907,960	$—		$—	$907,960
	2009	$—	$1,010,275	$—		$—	$1,010,275
Short-Term U.S. Government Bond Fund	2010	$—	$145,582	$—		$—	$145,582
	2009	$—	$258,641	$—		$—	$258,641
The United States Treasury Trust	2010	$—	$27,791	$—		$—	$27,791
	2009	$—	$52,581	$—		$—	$52,581
S&P 500 Index Fund	2010	$—	$1,270,648	$—		$—	$1,270,648
	2009	$—	$1,536,155	$—		$—	$1,536,155
S&P Mid Cap Index Fund	2010	$—	$1,104,797	$172,779	*	$—	$1,277,576
	2009	$—	$1,410,534	$3,287,970	*	$—	$4,698,504
S&P Small Cap Index Fund	2010	$26,939	$23,689	$—		$—	$50,628
	2009	$—	$292,918	$2,856,686	*	$—	$3,149,604
Equity Income Fund	2010	$—	$218,167	$—		$—	$218,167
	2009	$—	$333,243	$2,852	*	$—	$336,095
European Growth & Income Fund	2010	$—	$301,762	$—		$—	$301,762
	2009	$—	$331,830	$—		$—	$331,830
Nasdaq-100 Index Fund	2010	$4,008	$27,754	$—		$—	$31,762
	2009	$—	$1,206	$—		$—	$1,206

*	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2010.

The tax character of distributable earnings at August 31, 2010 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October Losses**	Total Distributable Earnings
California Tax-Free Income Fund	$41,494	***	$459,187	$—	$4,690,769	$—	$5,191,450
California Insured Intermediate Fund	$861		$26,717	$—	$493,097	$—	$520,675
California Tax-Free Money Market Fund	$—		$—	$(3,257)	$—	$—	$(3,257)
U.S. Government Securities Fund	$26,809		$—	$(654,085)	$1,852,978	$(246,805)	$978,897
Short-Term U.S. Government Bond Fund	$369		$71,857	$—	$243,434	$—	$315,660
The United States Treasury Trust	$795		$—	$—	$—	$(23)	$772
S&P 500 Index Fund	$262,582		$—	$(3,150,327)	$8,056,812	$—	$5,169,067
S&P Mid Cap Index Fund	$5,609		$—	$(2,970,825)	$14,488,422	$(265,162)	$11,258,044
S&P Small Cap Index Fund	$—		$—	$(1,417,814)	$(1,709,146)	$—	$(3,126,960)
Equity Income Fund	$372,239		$—	$(12,457,233)	$(5,091,834)	$(2,992,997)	$(20,169,825)
European Growth & Income Fund	$21,982		$—	$(316,273)	$(1,444,296)	$(188,570)	$(1,927,157)
Nasdaq-100 Index Fund	$—		$—	$(10,739,379)	$3,283,373	$(25,489)	$(7,481,495)

**	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end are deferred as occurring on the first day of the following fiscal year.

***	Tax exempt income.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

Note 5 - FUND REORGANIZATION

On July 9, 2010, The US Government Securities Fund (the “Acquiring Fund”), acquired SM&R Government Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Government Fund	$13,076,797

Total Net Assets of Acquiring Fund
U.S. Government Securities Fund	$20,457,553

Total Net Assets of Acquiring Fund After Acquisition
U.S. Government Securities Fund	$33,534,350

Acquired Fund Unrealized Appreciation/(Depreciation)
SM&R Government Fund	$440,628

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Government Fund-Class T shares	1,119,853	„	U.S. Government Securities Fund-Direct Class shares	1,095,274
SM&R Government Fund-Class A shares	128,337	„	U.S. Government Securities Fund-Class A shares	127,161
SM&R Government Fund-Class B shares	21,957	„	U.S. Government Securities Fund-Class B shares	21,714

On July 9, 2010, The Equity Income Fund (the “Acquiring Fund”), acquired SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund (the “Acquired Funds”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds’ shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the  Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Growth Fund	$56,920,147
SM&R Equity Income Fund	$56,960,951
SM&R Balanced Fund	$12,481,409

Total Net Assets of Acquiring Fund
Equity Income Fund	$15,671,766

Total Net Assets of Acquiring Fund After Acquisition
Equity Income Fund	$142,034,273

Aquired Funds Unrealized Appreciation/(Depreciation)
SM&R Growth Fund	$(3,961,314)
SM&R Equity Income Fund	$(4,373,387)
SM&R Balanced Fund	$(388,040)

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Growth Fund-Class T shares	16,445,770	„	Equity Income Fund-Direct Class shares	3,765,973
SM&R Equity Income Fund-Class T shares	3,278,496	„	Equity Income Fund-Direct Class shares	3,515,666
SM&R Balanced Fund-Class T shares	641,726	„	Equity Income Fund-Direct Class shares	639,422

SM&R Growth Fund-Class A shares	837,121	„	Equity Income Fund-Class A shares	187,190
SM&R Equity Income Fund-Class A shares	383,740	„	Equity Income Fund-Class A shares	391,308
SM&R Balanced Fund-Class A shares	209,347	„	Equity Income Fund-Class A shares	199,192

SM&R Growth Fund-Class B shares	205,506	„	Equity Income Fund-Class B shares	44,884
SM&R Equity Income Fund-Class B shares	95,178	„	Equity Income Fund-Class B shares	93,825
SM&R Balanced Fund-Class B shares	39,225	„	Equity Income Fund-Class B shares	37,990

On July 9, 2010, The United States Treasury Trust (the “Acquiring Fund”), acquired SM&R Money Market Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Money Market Fund	$45,120,457

Total Net Assets of Acquiring Fund
The United States Treasury Trust	$22,966,540

Total Net Assets of Acquiring Fund After Acquisition
The United States Treasury Trust	$68,086,997

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Money Market Fund-Class T shares	45,120,417	„	The United States Treasury Trust-Direct Class shares	45,123,360

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2011

Note 6 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of February 28, 2011. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman & Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, CCM Partners, since 2010; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of the Investment Advisory Agreements

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 10, 2011, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2012.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year and 5-year periods and the third quartile over the 10-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, the second quartile over the 1-year, 5-year and 10-year periods and the third quartile over the quarterly period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile over the 1-year, 3-year, 5-year and 10-year periods and the second quartile over the quarterly period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the second quartile for the quarterly, 1-year and 3-year periods and the third quartile over the 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year and 10-year periods and the third quartile over the quarterly, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year period and the fourth quartile over the quarterly, 1-year, 5-year and 10-year periods.

•
For the United States Treasury Trust, it was noted that the performance of the Fund was in the second quartile for the one-month (annualized) period and the fourth quartile over the 12-month-to-date period.

•
For the Short-Term U.S. Govt. Bond fund, it was noted that the performance of the Fund was in the second quartile over the quarterly period, the third quartile over the 1-year, 3-year and 5-year periods, and the fourth quartile over the 10-year period.

•
For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the second quartile over the 1-year period, the third quartile over the quarterly period, and the fourth quartile over the 3-year, 5-year and 10-year periods.

California Investment Trust Board Approval of Investment Advisory Agreements − (Continued)

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in fourth quartile for the 1-month (annualized) and 12 month-to-date periods.

•
For the California Tax-Free Income Fund, it was noted that, in the California Municipal Long category, the Fund was in the first quartile over the quarterly and 3-year periods, the second quartile over the 1-year and 5-year periods, and the third quartile over the 10-year period and, in the California Municipal Intermediate/Short Morningstar category, the Fund was in the third quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly period, the second quartile over the 5-year period, the third quartile over the 3-year and 10-year periods and the fourth quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and CCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received financial and other information from CCM, in addition to a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by CCM) as a result of the fund merger in 2010 that brought additional assets to the Equity Income Fund. The Board noted its intention to continue to monitor assets under management, and the resulting impact CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 10, 2011 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

P.O. Box 387
San Francisco, CA 94101

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 28, 2011

By (Signature and Title)*	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 28, 2011

* Print the name and title of each signing officer under his or her signature.